FLEXIBLE PREMIUM
                          INDIVIDUAL DEFERRED VARIABLE
                                ANNUITY CONTRACTS
                                    issued by
                          LINCOLN BENEFIT LIFE COMPANY
                               in connection with
                              LINCOLN BENEFIT LIFE
                            VARIABLE ANNUITY ACCOUNT
             Street Address: 2940 South 84th St., Lincoln, NE 68506
            Mailing Address: P. O. Box 82532, Lincoln, NE 68501-2532
                        Telephone Number: 1-800-525-9287

The Contract is a deferred annuity designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers twenty-two investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

Janus Aspen Series:
         Flexible Income Portfolio
         Balanced Portfolio
         Growth Portfolio
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio

Fidelity Variable Insurance Products Fund:
         Money Market Portfolio
         Equity-Income Portfolio
         Growth Portfolio
         Overseas Portfolio
         Asset Manager Portfolio
         Contrafund Portfolio
         Index 500 Portfolio

Federated Insurance Series:
         Federated Utility Fund II
         Federated Fund for U.S. Government Securities II
         Federated High Income Bond Fund II

Scudder Variable Series I:
         Bond Portfolio
         Balanced Portfolio

Alger American Fund:
         Small Capitalization Portfolio
         MidCap Portfolio
         Growth Portfolio
         Leveraged AllCap Portfolio
         Income and Growth Portfolio

Some of the Portfolios described in this Prospectus may not be available in your Contract. We may make available other investment options in the future.

The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts.

In certain states, the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group Contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the variable portion of the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2001. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 29 of this prospectus. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

This prospectus is valid only if accompanied or preceded by current prospectuses for the Portfolios listed above. If any of these prospectuses is missing or outdated, please contact us and we will send you the prospectus you need.

Please read this prospectus carefully and retain it for your future reference.


                                     The date of this prospectus is May 1, 2001.


========================================================================
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

========================================================================

                                Table of contents

Definitions.......................................................3
Fee Tables........................................................4
Examples..........................................................6
Explanation of Fee Tables and Examples............................7
Questions and Answers About Your Contract.........................8
Condensed Financial Information...................................11
Description of the Contracts......................................11
     Summary......................................................11
     Contract Owner...............................................11
     Annuitant....................................................11
     Modification of the Contract.................................11
     Assignment...................................................11
     Free Look Period.............................................11
Purchases and Contract Value......................................11
     Minimum Purchase Payment.....................................11
     Automatic Payment Plan.......................................11
     Allocation of Purchase Payments..............................12
     Contract Value...............................................12
     Separate Account Accumulation Unit Value.....................12
     Transfer During Accumulation Period..........................12
     Transfers Authorized by Telephone............................13
     Excessive Trading Limits.....................................13
     Automatic Dollar Cost Averaging Program......................13
     Portfolio Rebalancing........................................14
The Investment and Fixed Account Options..........................14
     Separate Account Investments.................................14
        The Portfolios............................................14
        Voting Rights.............................................16
        The Fixed Account.........................................17
Annuity Benefits..................................................17
     Annuity Date.................................................17
     Deferment of Payments........................................18
     Annuity Options..............................................18
     Other Options................................................18
     Death Benefit During Annuity Period..........................18
     Variable Annuity Payments....................................19
     Fixed Annuity Payments.......................................19
     Certain Employee Benefit Plans...............................19
Other Contract Benefits...........................................19
     Death Benefit................................................19
     Beneficiary..................................................20
     Contract Loans for 401(a), 401(k), and 403(b) Contracts......20
     Withdrawals (Redemptions)....................................21
     Substantially Equal Periodic Payments........................22
     Systematic Withdrawal Program................................22
     ERISA Plans..................................................22
     Minimum Contract Value.......................................22
Contract Charges..................................................22
     Mortality and Expense Risk Charge............................23
     Administrative Charges.......................................23
        Contract Administration Charge............................23
        Administrative Expense Charge.............................23
        Transfer Fee..............................................23
     Sales Charges................................................23
        Withdrawal Charge.........................................23
        Free Withdrawal...........................................24
        Confinement Waiver Benefit................................24
        Waiver of Withdrawal Charge for Certain Qualified
             Plan Withdrawals.....................................25
     Premium Taxes................................................25
     Deduction for Separate Account Income Taxes..................25
     Other Expenses...............................................25
Tax Matters.......................................................25
     Introduction.................................................25
     Taxation of Annuities in General.............................25
     Tax Qualified Contracts......................................27
     Income Tax Withholding.......................................27
     Description of Lincoln Benefit Life Company and the
            Separate Account......................................27
     Lincoln Benefit Life Company.................................27
     Separate Account.............................................28
     State Regulation of Lincoln Benefit..........................28
     Financial Statements.........................................28
Administration....................................................28
Distribution of Contracts.........................................29
Market Timing and Asset Allocation Services.......................29
Legal Proceedings.................................................29
Legal Matters.....................................................29
Registration Statement............................................29
Table of Contents of Statement of Additional Information..........29
Appendix A - Accumulation Unit Values.............................30
Appendix B - Portfolios and Performance Data......................33

-------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

                                   DEFINITIONS

Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The natural person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company ("we," "us," "our," "Lincoln Benefit Life") - Lincoln Benefit Life Company.

Contract Anniversary - Each anniversary of the Issue Date.

Contract Owner ("You") - The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.

Contract Value - The sum of the values of your interests in the Subaccounts of the Separate Account and the Fixed Account.

Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying mutual funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to us as premium for the Contract by you or on your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408, or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Subaccount - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract.

Tax Code - The Internal Revenue Code of 1986, as amended.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.

Withdrawal Charge - The contingent deferred sales charge that may be required upon some withdrawals.

Fee Tables

Contract Owner Transaction Expenses

Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments)

                     Contribution      Applicable                      Contribution      Applicable
                         Year            Charge                            Year            Charge

                         1-2               7%                                6               3%
                          3                6%                                7               2%
                          4                5%                               8+               0%
                          5                4%

Annual Contract Administration Charge.......................................................          $25.00
Transfer Fee (Applies  solely to the second and subsequent  transfers  within a calendar month.
We are currently waiving the Transfer Fee)..................................................          $25.00

Separate Account Expenses (As a percentage of daily net asset value deducted from each of the Subaccounts of the Separate Account)

                Mortality Risk Charge..................................................       0.85%
                Expense Risk Charge....................................................       0.40%
                Administrative Expense Charge..........................................       0.15%
                Total Separate Account Annual Expenses.................................       1.40%

                            PORTFOLIO ANNUAL EXPENSES
                 (After Voluntary Reductions and Reimbursements)
            (as a percentage of Portfolio average daily net assets)1

                                                                                                        Total Portfolio
Portfolio                                                      Management Fees     Other Expenses       Annual Expenses
------------------------------------------------------------- ------------------ ------------------- ----------------------
Janus Aspen Series
     Flexible Income                                                0.65%              0.11%                 0.76%
     Balanced (7)                                                   0.65%              0.01%                 0.66%
     Growth (7)                                                     0.65%              0.02%                 0.67%
     Aggressive Growth (7)                                          0.65%              0.01%                 0.66%
     Worldwide Growth (7)                                           0.65%              0.04%                 0.69%
Fidelity Variable Insurance Products Fund
     Money Market (3,6)                                             0.27%              0.08%                 0.35%
     Equity-Income (3,4)                                            0.48%              0.08%                 0.56%
     Growth (3,4)                                                   0.57%              0.08%                 0.65%
     Overseas (3,4)                                                 0.72%              0.17%                 0.89%
     Asset Manager (3)                                              0.53%              0.08%                 0.61%
     Contrafund Portfolio (3,4)                                     0.57%              0.09%                 0.66%
     Index 500 Portfolio (3,5)                                      0.24%              0.09%                 0.33%
Federated Insurance Series
     Utility Fund II (2)                                            0.75%              0.16%                 0.91%
     Fund for U.S. Government Securities II (2)                     0.60%              0.24%                 0.84%
     High Income Bond II (2)                                        0.60%              0.16%                 0.76%
Scudder Variable Series I
     Bond                                                           0.47%              0.10%                 0.58%
     Balanced                                                       0.48%              0.06%                 0.54%
The Alger American Fund
     Income and Growth                                             0.625%             0.075%                 0.70%
     Small Capitalization                                           0.85%              0.05%                 0.90%
     Growth                                                         0.75%              0.04%                 0.79%
     MidCap Growth                                                  0.80%              0.04%                 0.84%
     Leveraged AllCap                                               0.85%              0.05%                 0.90%

-------------
1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2. The expense figures reflect the voluntary waiver of all or a portion of the "Management Fees." The maximum "Management Fees" for the indicated Portfolios and the "Total Portfolio Annual Expenses" absent the voluntary waiver are as follows: 0.60% and 1.09%, respectively, for the Federated Fund for U.S. Government Securities II; 0.60% and 1.01%, respectively, for the Federated High Income Bond Fund II; and 0.75% and 1.16%, respectively, for the Federated Utility Fund II.

3.   Initial Class.

4. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details. Had these reductions been taken into account, "Total Portfolio Annual Expenses" would have been as follows: 0.55% for Equity-Income, 0.64% for Growth, 0.87% for Overseas, and 0.63% for Contrafund.

5. The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

6. The "Total Portfolio Annual Expenses" provided are based on historical expenses, and are adjusted higher to reflect the current management fee structure.

7. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios.

Examples

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS.

                          Subaccount                                1 Year       3 Years      5 Years      10 Years
                          ----------                                ------       -------      -------      --------
Janus Aspen Flexible Income                                                $84         $127         $161          $259
Janus Aspen Balanced                                                       $83         $124         $156          $249
Janus Aspen Growth                                                         $84         $124         $156          $250
Janus Aspen Aggressive Growth                                              $83         $124         $156          $249
Janus Aspen Worldwide Growth                                               $84         $125         $157          $252

Fidelity Money Market                                                      $81         $115         $140          $216
Fidelity Equity Income                                                     $83         $121         $151          $239
Fidelity Growth                                                            $83         $124         $155          $248
Fidelity Overseas                                                          $86         $131         $167          $273
Fidelity Contrafund                                                        $83         $124         $156          $249
Fidelity Asset Manager                                                     $83         $123         $153          $244
Fidelity Index 500                                                         $80         $115         $139          $214

Federated Utility II                                                       $86         $131         $168          $275
Federated U.S. Govt Securities II                                          $85         $129         $165          $267
Federated High Income Bond                                                 $84         $127         $161          $259

Scudder Corporate Bond                                                     $83         $122         $152          $241
Scudder Balanced                                                           $82         $121         $150          $236

Alger Income & Growth                                                      $84         $125         $158          $253
Alger Small Capitalization                                                 $86         $131         $168          $274
Alger Growth                                                               $85         $128         $162          $262
Alger MidCap Growth                                                        $85         $129         $165          $267
Alger Leveraged AllCap                                                     $86         $131         $168          $274

If you annuitize or if you do not surrender your contact at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                           Subaccount                                1 Year       3 Years      5 Years      10 Years
                           ----------                                ------       -------      -------      --------
Janus Flexible Income                                                      $23          $71         $121          $259
Janus Balanced                                                             $22          $68         $116          $249
Janus Growth                                                               $22          $68         $116          $250
Janus Aggressive Growth                                                    $22          $68         $116          $249
Janus Worldwide Growth                                                     $22          $68         $117          $252

Fidelity Money Market                                                      $19          $58         $100          $216
Fidelity Equity Income                                                     $21          $65         $111          $239
Fidelity Growth                                                            $22          $67         $115          $248
Fidelity Overseas                                                          $24          $75         $128          $273
Fidelity Contrafund                                                        $22          $68         $116          $249
Fidelity Asset Manager                                                     $21          $66         $113          $244
Fidelity Index 500                                                         $19          $57          $99          $214

Federated Utility II                                                       $24          $75         $129          $275
Federated U.S. Govt Securities II                                          $24          $73         $125          $267
Federated High Income Bond                                                 $23          $71         $121          $259

Scudder Corporate Bond                                                     $21          $65         $112          $241
Scudder Balanced                                                           $21          $64         $110          $236

Alger Income & Growth                                                      $22          $69         $118          $253
Alger Small Capitalization                                                 $24          $75         $128          $274
Alger Growth                                                               $23          $72         $122          $262
Alger MidCap Growth                                                        $24          $73         $125          $267
Alger Leveraged AllCap                                                     $24          $75         $128          $274

*We will waive the Withdrawal Charge if you select a settlement option that provides for payments over at least 5 years or over the annuitant's lifetime.

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. We have included the table and examples shown above to assist you in understanding the costs and expenses that you will bear directly or indirectly by investing in the Separate Account. The table reflects expenses of the Separate Account as well as the Portfolios. For additional information, you should read "Contract Charges," which begins on page 22 below; you should also read the sections relating to management of the Portfolios in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Contract. The examples assume that the fee waivers and expense reimbursements discussed above will continue for the periods shown.

2. The examples assume that you did not make any transfers. We are currently waiving the Transfer Fee, but in the future, we may decide to charge $25 for the second and each subsequent transfer within a calendar month. Premium taxes are not reflected. Currently, we deduct premium taxes (which range from 0% to 3.5%) from Contract Value upon full surrender, death or annuitization.

3. To reflect the Contract Administration Charge in the Examples, we applied an equivalent percentage charge, which we calculated by dividing the total amount of Contract Administration Charges expected to be collected during a year by the total estimated average net assets of the Subaccounts and the Fixed Account attributable to the Contracts.

4.       The Examples reflect any Free Withdrawal Amounts.

========================================================================
Neither the fee tables nor the Examples should be considered representations of past or future expenses. Your actual expenses may be greater or less than those shown. Similarly, the annual rate of return of 5% assumed in the example is not an estimate or guarantee of future investment performance.
========================================================================

                    QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please ready the Prospectus carefully.

1.       What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in Answers to Questions. The Contract Value accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts.

In some states, you may allocate all or part of the value of your Contract to what we call the "Fixed Account". We guarantee that we will credit interest on amounts allocated the Fixed Account at an effective annual rate of at least 3%. We may credit a higher rate of interest. The Fixed Account offers you an opportunity to protect your principal and earn at least a guaranteed rate of interest.

2.       What annuity options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

(a) a life annuity;
(b) a life annuity with payments guaranteed for five to twenty years; (c) a joint and full Survivorship annuity; and (d) fixed payments for a specified period of five to twenty-five years.

Call us to inquire about other options.

You may change your annuity option at any time prior to annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the tenth day of the month following the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply. In addition, we can refuse to permit you to select a date within two years of our issuing your Contract, unless the law requires us to permit it.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will equal in amount to the initial payment we determine. Contract Value that is allocated to the Fixed Account at the end of the Accumulation Period cannot be applied to a variable annuity payment option. Accordingly, if you wish to apply any portion of your Fixed Account balance to a variable annuity payment option, you should plan ahead and transfer that amount from the Fixed Account to the Separate Account before you annuitize the Contract.

3.       How do I buy a Contract?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in premiums during the first Contract Year. Premium payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

4.       What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

         Fund                                                 Portfolio
         ---------                                            --------------
-------------------------------------------------------------------------------------------
Janus Aspen Series                                            Flexible Income Portfolio
                                                              Balanced Portfolio
                                                              Growth Portfolio
                                                              Aggressive Growth Portfolio
                                                              Worldwide Growth Portfolio
------------------------------------------------------------------------------------------
Fidelity Variable Insurance                                   Money Market Portfolio
   Products Fund                                              Equity-Income Portfolio
                                                              Growth Portfolio
                                                              Overseas Portfolio
                                                              Asset Manager Portfolio
                                                              Contrafund Portfolio
                                                              Index 500
------------------------------------------------------------------------------------------
Federated Insurance                                           Federated Utility Fund II
Series                                                        Federated U.S. Government Securities II
                                                              Federated High Income Bond Fund II
------------------------------------------------------------------------------------------

Scudder Variable Series I                                     Bond Portfolio Class A
                                                              Balanced Portfolio Class A

-------------------------------------------------------------------------------------------

                                       8


         Fund                                                 Portfolio
         ---------                                            --------------
-------------------------------------------------------------------------------------------
Alger American Fund                                           Small Capitalization Portfolio
                                                              MidCap Growth Portfolio
                                                              Growth Portfolio
                                                              Leveraged AllCap Portfolio
                                                              Income and Growth Portfolio
-------------------------------------------------------------------------------------------

Some of the Portfolios described in this Prospectus may not be available in your Contract. Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

In addition, the Fixed Account is available in some states.

5.       What are my expenses under the Contract?

Contract Administration Charge. During the Accumulation Period only, each year we subtract $25 from your Contract Value as an annual contract administration charge. We cannot increase the amount of this charge.

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.25% of average daily net assets and an administrative expense charge at an annual rate of .15% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. We currently do not charge a transfer fee. The Contract permits us to charge you up to $25 per transfer for each transfer after the first transfer in each month.

Withdrawal Charge (Contingent Deferred Sales Charge). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. The Withdrawal Charge, which is a contingent deferred sales charge, will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year")

                             Contribution                    Applicable
                                 Year                          Charge
                                  1-2                            7%
                                   3                             6%
                                   4                             5%
                                   5                             4%
                                   6                             3%
                                   7                             2%
                                  8+                             0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in first-out basis.

Certain withdrawals may be made without payment of any Withdrawal Charge. We may impose a Withdrawal Charge upon annuitization only if you select an annuity option under which we will make payments for a fixed period of less than five years. In some states, we also may waive the Withdrawal Charge under our confinement waiver benefit. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. In addition, withdrawals may trigger tax liabilities and penalties. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.

In most states, each year, free of Withdrawal Charge, you may withdraw:

(a)      the greater of:

         15% of your total Purchase Payments made in the most recent seven years, if permitted under state law; or

         earnings  not  previously withdrawn; plus

(b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Because of differences in state law, in some states we substitute 10% in this formula.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any applicable premium taxes are deducted from the value of your Contract upon surrender, death, or annuitization. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

6.       How will my investment in the Contract be taxed?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

7.       Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $250. Under our Systematic Withdrawal Program, however, the minimum amount of each withdrawal payment is $50.

While you have access to your money during the Accumulation Period, certain charges, such as the contract administration charge, the Withdrawal Charge, and premium tax charges may be deducted on a surrender or withdrawal. In addition, you may incur federal income tax liability or tax penalties.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

8.       What is the death benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a natural person. To obtain payment of the Death Benefit, the Beneficiary must submit to us written proof of death as specified in the Contract.

The death benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year until the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

9.       What else should I know?

Allocation of purchase payments. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may freely transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may instruct us to transfer Contract Value by writing or calling us. While you may also transfer amounts from the Fixed Account, certain restrictions may apply. No transfers are permitted after the Annuity Date.

You may also use our automatic dollar cost averaging or portfolio rebalancing programs. You may not use both programs at the same time.

Under the dollar cost averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers may be made monthly, quarterly, or annually.

Under the portfolio rebalancing program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not elect rebalancing after annuitization.

Free-look period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

10.      Who can I contact for more information?

You can write to us at Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532, or call us at (800) 525-9287.

                         CONDENSED FINANCIAL INFORMATION


Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for 1994 through 2000. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements dated as of December 31, 2000, are contained in the Statement of Additional Information. Lincoln Benefit's consolidated financial statements as of December 31, 2000, are included in the Statement of Additional Information. The Statement of Additional Information also includes a brief explanation of how performance of the Subaccounts is calculated.

                           DESCRIPTION OF THE CONTRACT

Summary. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

Contract Owner. As the Contract Owner you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or choose someone else to receive benefits. If your Contract was issued under a Qualified Plan, however, the Plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

Annuitant. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408, or 408A of the Tax Code, you must be the Annuitant. You may also designate a Joint-Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract. Only a Lincoln Benefit Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment. Before the Annuity Date, if the Annuitant is still alive, you may assign a Contract issued under a Non-Qualified Plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a Qualified Plan or a Non-Qualified Plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments. In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Your Contract will contain specific information about your free-look rights in your state.

                          PURCHASES AND CONTRACT VALUE

Minimum Purchase Payment. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.

Automatic Payment Plan. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent
Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some  states,  however,  we are  required  to return at least  your  Purchase
Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.

Contract Value. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your interest in the Fixed Account.

Separate Account Accumulation Unit Value. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts equal to the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, Transfer Fees and Contract Administration Charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, a separate Accumulation Unit Value may be calculated for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We will determine the Accumulation Unit Value Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since the determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.

Transfer During Accumulation Period. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and Subaccounts in writing or by telephone. YOU MAY NOT MAKE A TRANSFER AFTER THE ANNUITY DATE. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2001, our offices will be closed on November 23rd, December 24th, and December 31st. For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open.

We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Contract Anniversary. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing Program may occur at any time at the intervals you have selected.

The maximum amount which may be transferred as a lump sum from the Fixed Account during a Contract Year usually is the greater of:

o    30% of the Fixed Account balance on the most recent  Contract  Anniversary;
     or

o the largest amount transferred from the Fixed Account in any prior Contract Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, the maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Account Value or allocate new Purchase Payments into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Contract Anniversary either (a) or (b) is true:

(a) The interest rate on the Fixed Account is lower than it was on the Contract Anniversary one year previously or if on the First Contract Anniversary that interest rate is lower than it was on the Issue Date;

         or

(b)      The credited interest rate is less than 4%.

We will notify you by mail if (a) or (b) occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Contract Year to no more than 30% of the total Subaccount balances as of the most recent Contract Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.

Transfers Authorized by Telephone. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may charge you the Transfer Fee described on page 23 below, although we currently are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Excessive Trading Limits. For contracts purchased after May 1, 2001 and if allowed in your state, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

o We believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

o We are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

Automatic Dollar Cost Averaging Program. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount (the "Source Subaccount") of your choosing, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount from the Source Subaccount is $100. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur twenty five days after your Issue Date.

Your request to participate in this program will be effective when we receive your completed application or service request form at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may increase, decrease or change the frequency or amount of Purchase Payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on pages 12-13 above.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing

Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount and/or the Fixed Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, if the changes from your desired percentages pass a threshold we establish, we will automatically transfer your Contract Value, including new premium (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date; Portfolio Rebalancing is not available after you annuitize. No Transfer Fees will be charged for portfolio rebalancing. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been cancelled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

In any Contract Year, transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account reaches that limit before the end of a Contract Year, we will not transfer additional amounts from the Fixed Account for portfolio rebalancing purposes until the next Contract Year.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date, if you request portfolio rebalancing in your Contract application. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any given twelve-month period you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If the total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

Separate Account Investments

The Portfolios. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy. Appendix B contains a description of how advertised performance data for the Subaccounts are computed.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.

Alger American Fund (Investment advisor:  Fred Alger Management, Inc.)
--------------------

Alger American Income and Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization com-pany is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Janus Aspen Series (investment adviser:  Janus Capital Corporation)
------------------

Flexible Income Portfolio seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income. This Portfolio invests in all types of income-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade. Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying prospectus for the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

Balanced Portfolio seeks long-term growth of capital balanced by current income. This Portfolio usually invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified fund. It usually invests at least 50% of its equity assets in securities issued by medium-sized companies, which are companies whose market capitalizations at the time of purchase by the Portfolio fall within the same range as companies in the S&P MidCap 400 Index. This range is expected to change on a regular basis. This Portfolio may invest its remaining assets in smaller or larger issuers.

Worldwide Growth Portfolio seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. This Portfolio usually invests in issuers from at least five different countries including the United States.

Fidelity  Variable  Insurance  Products  Fund  (investment   adviser:   Fidelity
Management & Research Company)
-----------------------------------------

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. This Portfolio will invest in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

Equity Income Portfolio seeks reasonable income normally by investing in income-producing equity securities. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Composite Stock Price Index. At least 65% of this Portfolio's assets is normally invested in income-producing common or preferred stock. The Portfolio, however, has the flexibility to invest the balance in other types of domestic and foreign securities, including bonds.

Growth Portfolio seeks to achieve capital appreciation. This Portfolio normally invests primarily in common stocks which are believed to have above average growth potential.

Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. At least 65% of this Portfolio's assets is normally invested in securities of issuers outside of the United States. The Portfolio normally diversifies its investments across countries and regions.

Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term/money market securities. Usually, this Portfolio's assets will be allocated within the following guidelines: 50% in stocks (can range from 30-70%); 40% in bonds (can range from 20-60%); and 10% in short-term/money market instruments (can range from 0-50%).

Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies whose value the Portfolio's adviser believes is not fully recognized by the public. This Portfolio usually invests primarily in common stock of domestic and foreign issuers.

Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S. as represented by the S&P 500 while keeping transaction costs and other expenses low.

Federated Insurance Series (investment adviser: Federated Investment Management Company)
-------------------------------------

Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated Fund for U.S. Government Securities II's investment objective is to provide current income. The fund pursues its objective by investing primarily in U.S. government securities which include agency mortgage (FHLMC, FNMA, GNMA), U.S. Treasury and agency debenture securities.

Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

Scudder Variable Series I (investment adviser: Zurich Scudder Investments) The Scudder Variable Series I has two classes of shares. The Subaccounts invest in Class A shares, which do not impose distribution fees.
-------------------------------------

Bond Portfolio seeks high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, this Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. This Portfolio can invest in a broad range of short, intermediate and long-term securities.

Balanced Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk. The Portfolio will invest its assets in equity securities, debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding thirteen months. Generally, 25%-50% of the Portfolio's net assets are invested in bonds.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person.
Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Substitution of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)  to operate the Separate Accounts in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

(d)  to add, combine, or remove Subaccounts in the Separate Account; and

(e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account. The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 3%. We may credit interest at a higher rate, but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than 3%.

Transfers from the Fixed Account are subject to the limitations described on pages 12-13 above. Also, as described on page 13 above, we may delay payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months.

                                ANNUITY BENEFITS

Annuity Date. On your application you may select the Annuity Date, which is the date on which annuity payments are to begin. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month. We may require you to pick an Annuity Date at least two years after the Issue Date, unless the law requires us to permit you to pick an earlier date.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the 10th day of the month following the Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

o    the year of your separation from service; or

o April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code  (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If you are in a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Deferment of Payments. We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Annuity Options. You may elect an Annuity Option at any time before the Annuity Date. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default option. The default Options are:

o Option B with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

o    Option C, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least seven days before the Annuity Date. Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

You may not withdraw Contract Value during the annuity period, if we are making payments to you under any Annuity Option involving payment to the Payee for life or any combination of payments for life and minimum guaranteed payment period for a predetermined number of years.

The following four Annuity Options are generally available under the Contract. Each is available in the form of:

o    a Fixed Annuity;
o    a Variable Annuity; or
o    a combination of both Fixed and Variable Annuity.

Option A, Life Annuity. Periodic payments are made during the Annuitant's life, starting with the Annuity Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 5 to 20 Years. Periodic payments are made starting on the Annuity Date. Payments will continue at least as long as the Annuitant lives. Under this option, before the Annuity Date you select a guaranteed payment period or, if you do not select a guarantee period, payments are guaranteed for 120 months. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

Option C, Joint and Full Survivor Annuity. Periodic payments are made starting with the Annuity Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

Option D, Payments for a Specified Period Certain, 5 Years to 25 Years. Periodic payments are made starting on the Annuity Date, and continue for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option and request Variable Annuity payments, at any time before the period expires you may request a lump sum payment, subject to a Withdrawal Charge. We will charge a Withdrawal Charge on any portion of your lump sum payment attributable to Purchase Payments made within the prior seven years. The amount of the Withdrawal Charge will be determined as described in "Withdrawal Charges" on page 23 below. If you elected Variable Annuity Payments, the lump sum payment after Withdrawal Charge will depend on:

o the investment results of the Subaccounts you have selected, o the Contract Value at the time you elected annuitization, o and the cumulative value of the annuity payments you have received.

No lump sum payment is available if you request Fixed Annuity payments.

Fixed Account Contract Value will be applied to provide a Fixed Annuity. You may want to plan ahead and transfer amounts to the Subaccounts, if you do not wish to apply that Contract Value to a Fixed Annuity. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described in pages 23-24 below, however, we will subtract any applicable Withdrawal Charge from your surrender proceeds.

Other Options. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408, or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Death Benefit During Annuity Period. After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining annuity payments to the Beneficiary. The amount and number of these annu-ity payments will depend on the Annuity Option in effect at the time of the Annuitant's death. For example, Options B and D require us to make payments for a guaranteed period, even if the Annuitant dies before the end of that period. On the other hand, under Options A and C, we are not obligated to make any additional annuity payments once all of the Annuitants have died. After the Annuitant's death, any remaining interest will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death. In our discretion, we may permit the Beneficiary to accelerate the remaining payments at a discounted rate reflecting the time value of money.

Variable  Annuity  Payments.  One basic  objective of the Contract is to provide
Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Payments. The Variable Payments may be more or less than your total Purchase Payments because (a) Variable Payments vary with the investment results of the underlying Portfolios;
(b) you bear the investment risk with respect to all amounts allocated to the Separate Account; and (c) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Payments will be greater than Variable Payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Payments will decrease. The dollar amount of the Variable Payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Payments will increase if the net investment return exceeds the assumed investment rate.

Fixed Annuity Payments. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity Payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected. As a general rule, subsequent Fixed Annuity Payments will be equal in amount to the initial payment. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Certain Employee Benefit Plans. In some states, the Contracts offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. In certain employment-related situations, however, the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris requires employers to use annuity tables that do not vary on the basis of sex. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan we offer unisex annuity tables in your state. You should consult with legal counsel as to whether the purchase of a Contract is appropriate under Norris.

                             OTHER CONTRACT BENEFITS

Death Benefit.  We will pay the Death Benefit, if:

(1)  the Contract is in force;

(2)  annuity payments have not begun; and

(3)  either:
     (a)      you die; or

     (b) if the Contract is owned by a company or other legal entity, the Annuitant dies.

A claim for a Death Benefit must be submitted before the Annuity Date. To claim the Death Benefit, the Beneficiary must provide us with "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

     o    a certified original copy of the Death Certificate;

     o    a certified copy of a court decree as to the finding of death; or

     o a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

If the Beneficiary is a natural person, the Beneficiary may elect within 60 days of the date of death to receive the Death Benefit. We reserve the right to waive or extend the 60 day limit on a non-discriminatory basis. The Beneficiary may choose from the following alternative ways of receiving the Death Benefit:

     o    the Beneficiary may receive the Death Benefit as a lump sum payment;

     o the Beneficiary may apply the Death Benefit to receive a series of equal periodic payments over the life of the Beneficiary or a fixed period no longer than the Beneficiary's life expectancy. The payments must begin within one year of your death.

     o If there is only one Beneficiary, he or she may defer payment of the Contract Value for up to five years from the date of death. Any remaining funds must be distributed at the end of the five-year period. An Annuitant is necessary for this option. If prior to your death you were the Annuitant, the Beneficiary will become the new Annuitant.

In addition, if your spouse is the Beneficiary, he or she may choose to continue the Contract as the new Contract Owner. If prior to your death you were the Annuitant, your surviving spouse becomes the new Annuitant. The surviving spouse may also select one of the options listed above.

If the Beneficiary is a company, trust, or other legal entity, then the Beneficiary must receive the Death Benefit in a lump sum, and the options listed above are not available. Different rules may apply to Contracts issued in connection with Qualified Plans.

We determine the Death Benefit as of the date of settlement. The date of settlement is the date on which we receive all necessary forms and proof of claim. The Death Benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year before the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

Beneficiary. You name the Beneficiary. You may name a Beneficiary in the application. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiary effective as of a date before we made the payment or took the action in question.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

o your spouse if he or she is still alive; or, if he or she is no longer alive,

o    your surviving children equally; or if you have no surviving children, or

o    your estate.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. Different rules may apply to Contracts issued in connection with Qualified Plans.

Contract Loans For 401(a), 401(k), and 403(b) Contracts. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or an Owner of a Contract purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Tax Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner. Loans are not available under Non-qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)  equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

You may request a Contract loan in writing. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your interest in the Subaccounts, we will transfer the remaining required collateral from the Fixed Account. We will not charge a Withdrawal Charge on the loan or on the transfer from Separate Account or the Fixed Account.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)  the Death Benefit;

(2)  surrender proceeds;

(3)  the amount available for partial withdrawal; and

(4)  the amount applied on the Annuity Date to provide annuity payments.

You usually must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 23. In general, you must withdraw at least $250 at a time, unless you make withdrawals through our systematic withdrawal program. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 27. Withdrawals also may be subject to a 10% penalty tax, as described on pages 26-27.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus. For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Account. Otherwise, we will allocate the amount of the partial withdrawal proportionately among the Subaccounts and the Fixed Account. We will not honor your request unless the required form includes your Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes.

If you request a total withdrawal, you must send us your Contract. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request Form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

(1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

(3) at any other time permitted by the SEC for your protection. In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

(1)  when you attain age 59 1/2;

(2)  when you terminate your employment with the plan sponsor;

(3)  upon your death;

(4)  upon your disability as defined in Section 72(m)(7) of the Tax Code; or

(5)  in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

(1)  salary reduction contributions made after December 31, 1988;

(2)  income attributable to such contributions; and

(3)  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

Substantially Equal Periodic Payments. In general, earnings on annuities are taxable as ordinary income upon withdrawal. As described on pages 26-27, a 10% tax penalty is imposed on certain "premature" payments under annuity contracts. The tax penalty applies to any payment received before age 59 1/2, to the extent it is includable in income and is not subject to an exception. The Tax Reform Act of 1986 clarified an exception to this tax penalty. This exception is known as "substantially equal periodic payments."

Generally, under this exception you may take "substantially equal periodic payments" before age 59 1/2 without incurring the tax penalty. These "payments" are withdrawals, as opposed to an annuitization of the Contract. Accordingly, you may need to pay a Withdrawal Charge on the amounts withdrawn. The circumstances in which Withdrawal Charges are due are described on page 23.

To  qualify  for  this   exception,   the  payments   must  meet  the  following
requirements:

1) The payments must continue to the later of age 59 1/2 or for five (5) years.

2) Payments must be established under one of the approved methods detailed by the IRS in IRS Notice 89-25.

3) You must have separated from service, if you purchased your Contract under a qualified retirement plan or tax sheltered annuity.

If you modify the payment stream in any way, except for reason of death or disability, you will lose the exception. Modification includes changing the amount or timing of the payments, or making additional Purchase Payments. Any subsequent periodic payment will be subject to the penalty tax, unless it qualifies for a different exception. In addition, in the year of the modification, you may incur additional tax penalties (plus interest) that you would have been required to pay on the earlier payments if this exception had not applied.

Systematic Withdrawal Program. If your Contract was issued in connection with a Non-Qualified Plan or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. Systematic withdrawals are treated the same as partial withdrawals for purposes of determining if a Withdrawal Charge applies. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA Plans. A married Participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

Minimum Contract Value. If as a result of withdrawals your Contract Value is less than $250 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $250 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

                                CONTRACT CHARGES

We assess charges under the Contract in three ways:

(1) as deductions from Contract Value for contract administrative charges and, if applicable, for premium taxes;

(2) as charges against the assets of the Separate Account for administrative expenses or for the assumption of mortality and expense risks; and

(3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 4, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from each Subaccount during each Valuation Period. The Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average net asset value of each Subaccount. Approximately 0.85% is for mortality risks and approximately 0.40% is for expense risks. The mortality risks arise from our contractual obligations:

(1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

(2)  to waive the Withdrawal Charge upon your death; and

(3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found on page 19.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the Contract Administration Charge and the Administrative Expense Charge. We guarantee the Expense Risk Charges and we cannot increase it. We assess the Mortality and Expense Risk Charge during both the Accumulation Period and the Annuity Period.

Administrative Charges

Contract Administration Charge

We charge an annual Contract Administration Charge of $25 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract. We assess the Contract Administration Charge on each Contract Anniversary on or before the Annuity Date. If you surrender your Contract, we will deduct the full $25 charge as of the date of surrender. We will stop charging this charge after annuitization.

To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts and the Fixed Account to which you have allocated your Contract Value, and redeem Accumulation Units and reduce your interest in the Fixed Account accordingly.

We will waive the Contract Administration Charge if on any Contract Anniversary your Contract Value is at least $75,000.

Administrative Expense Charge

We deduct an Administrative Expense Charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average net asset value of the Subaccount. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee

We currently are not charging the Transfer Fee. The Contract, however, permits us to charge a Transfer Fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The Transfer Fee will be deducted from Contract Value that remain in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the Transfer Fee, we will deduct the fee from the transferred amount.

Sales Charges

Withdrawal Charge

We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                    Withdrawal Charge
   Contribution Year                   Percentage
   First and Second                        7%
   Third                                   6%
   Fourth                                  5%
   Fifth                                   4%
   Sixth                                   3%
   Seventh                                 2%
   Eighth and later                        0%

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

First. Earnings--the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

Second. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

Third. Any additional amounts available as a "Free Withdrawal," as described below;

Fourth. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

(1) on annuitization, unless you choose payment over a fixed period of less than 5 years;

(2)  the payment of a death benefit;

(3)  a free withdrawal amount, as described on page 24 below;

(4) certain withdrawals for Contracts issued under 403(b) plans or 401 plans under our prototype as described on page 25 below; and

(5) withdrawals taken to satisfy IRS minimum distribution rules that apply to this Contract, exclusive of any other Contracts held by you

(6) withdrawal under Contracts issued to employees of Lincoln Benefit Life Company, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge or any other charges of fee described above, to make up any difference.

Withdrawals may also be subject to tax penalties or income tax. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 26. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Free Withdrawal

Withdrawals of the following amounts are never subject to the Withdrawal Charge:

(1) In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

(2)  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes. Free withdrawals may be subject to tax and tax penalties.

In some states, free withdrawals of 15% of the New Purchase Payments are not permitted by law. In those states, the free withdrawal percentage will be 10% of New Purchase Payments.

Confinement Waiver Benefit

In some states we offer a Confinement Waiver Benefit. Under this benefit, we will waive the Withdrawal Charge on all withdrawals under your Contract if the following conditions are satisfied:

(1) The Annuitant is confined to a Long Term Care Facility or a Hospital for at least 60 consecutive days. The Annuitant must enter the Long Term Care Facility or Hospital after the Issue Date;

(2) You request the withdrawal no later than 90 days following the end of the Annuitant's stay at the Long Term Care Facility or Hospital. You must provide written proof of the stay with your withdrawal request; and

(3) If the waiver request is based on a stay in a Long Term Care Facility, a physician must have prescribed the stay and the stay must be medically necessary.

You may not claim the Confinement Waiver Benefit if:

(1) The Long Term Care Facility where the Annuitant stayed is owned or operated by you or a member of your immediate family; or

(2) The Physician prescribing the Annuitant's stay in a Long Term Care Facility is you or a member of your immediate family.

Long Term Care Facility means a facility located in the United States of America which is licensed by the jurisdiction where it is located and operated as a Custodial Care Facility or other facility which provides an equivalent level of care and services.

Custodial Care Facility means a facility which:

(1)  Provides custodial care under the supervision of a Registered Nurse; and

(2)  Can accommodate three or more persons at their expense.

Hospital means a facility which:

(1)  Is licensed and operated as a hospital;

(2)  Is supervised by a staff of licensed physicians;

(3) Provides continuous nursing service 24 hours a day by or under the supervision of a Registered Nurse;

(4) Operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and

(5) Has medical, diagnostic and major surgical facilities or has access to such facilities.

Medically Necessary means confinement, care or treatment which is appropriate and consistent with the diagnosis in accordance with accepted standards of practice, and which could not have been omitted without adversely affecting the Annuitant's condition.

Physician means a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.) operating within the scope of his or her license.

Registered Nurse means a registered graduate professional nurse (R.N.).

Immediate Family means the insured's spouse, children, parents, grandparents, grandchildren, siblings, or corresponding in-laws.

Some Qualified Plans may not permit you to utilize this benefit. Also, even if you do not need to pay our Withdrawal Charge because of this benefit, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

Waiver of Withdrawal Charge for Certain Qualified Plan Withdrawals

For Contracts issued under a Section 403(b) plan or a Section 40l plan under our prototype, we will waive the Withdrawal Charge when:

(1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

(2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

(3)  at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing).

Premium Taxes

We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that consists of amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction for Separate Account Income Taxes

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

Other Expenses

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see page 4. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.

                                   TAX MATTERS

Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ONLY FEDERAL INCOME TAX ISSUES ARE ADDRESSED. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences of your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

(1)  the owner is a natural person,

(2) the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

(3) Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. Any increase in the value of such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate
Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includable in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the  individual  attains  age 59 1/2,
o    made to a beneficiary  after the owner's death,
o    attributable  to the  owner  being  disabled,
o or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a nonqualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of an owner, or death of the annuitant if the Contract is owned by a non-natural person, will cause a distribution of Death Benefits from a Contract. Generally, such amounts are included in income as follows:

(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or
(2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

Unlike some other assets, a holder's basis for an annuity is not increased or decreased to the fair market value of the Contract on the date of death. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax gen-erally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

(1)  made on or after the date the owner attains age 59 1/2;
(2)  made as a result of the owner's death or disability;
(3) made in substantially equal periodic payments over the owner's life or life expectancy,
(4) made under an immediate annuity; or (5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                             TAX QUALIFIED CONTRACTS

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain Qualified Plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
o    Roth IRAs under  Section 408A of the Code;
o    Simplified  Employee  Pension  Plans under  Section  408(k) of the Code;
o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;
o    Tax Sheltered  Annuities  under Section 403(b) of the Code;
o    Corporate and Self Employed  Pension and Profit Sharing Plans;  and
o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o    attains age 59 1/2,
o    separates from service,
o    dies,
o    becomes disabled, or
o on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

                             INCOME TAX WITHHOLDING

Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to another qualified plan or IRA. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of:

(1)  required minimum distributions, or
(2) a series of substantially equal periodic payments made over a period of at least 10 years, or,
(3)  over the life (joint lives) of the participant (and beneficiary).

Lincoln Benefit may be required to withhold federal and state income taxes on any distributions from either non-qualified or qualified Contracts that are not eligible rollover distributions unless you notify us of your election to not have taxes withheld.

      DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT

Lincoln Benefit Life Company

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreement with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

Separate Account

Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 29.

State Regulation of Lincoln Benefit

We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements

The financial statements of the Variable Annuity Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements of Lincoln Benefit Life Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule and the accompanying Independent Auditors' Report appear in the Statement of Additional Information. The financial statements of Lincoln Benefit appearing in the Statement of Additional Information should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.

                                 ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                            DISTRIBUTION OF CONTRACTS

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We do not pay commission on Contract sales to our employees, our affiliate's employees or their spouses or minor children.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

During 1998, Lincoln Benefit paid to its former distributor of the Contracts, Lincoln Benefit Financial Services ("LBFS"), gross commissions for the sale of Contracts of approximately $11,428,184.95. Of the gross commissions received, LBFS (as principal underwriter) retained $242,501.90. The amounts not retained by LBFS were paid to other independent broker/dealers and registered representatives of LBFS for distribution of the Contracts.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

                   MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with our administrative systems, rules and procedures, which we may modify at any time. If allowed in your state, at our discretion, we may limit or refuse transfers due to excessive trading. See Excessive Trading Limits on page 13. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. Lincoln Benefit neither recommends nor discourages such market timing and asset allocation services.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are engaged in routine law suits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                  LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Carol S. Watson, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.

Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street, East Lobby - Suite 400, Washington, D.C. 20007-0805.

                             REGISTRATION STATEMENT

We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, the Company and the Contracts. The descriptions in the prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may read the registration statement and other reports that we file at the SEC's public reference room in Washington, D.C. You can request copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of its public reference room. Our SEC filings are also available to the public on the SEC Internet site (http:\\www.sec.gov).

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Contract........................................................................           S-3
     Annuity Payments...............................................................           S-3
     Annuity Unit Value.............................................................           S-3
     Illustrative Example of Variable Annuity Payments..............................           S-4
Additional Federal Income Tax Information...........................................           S-4
     Introduction...................................................................           S-5
     Taxation of Lincoln Benefit Life Company.......................................           S-5
     Exceptions to the Non-Natural Owner Rule.......................................           S-5
     IRS Required Distribution at Death Rules.......................................           S-5
     Qualified Plans................................................................           S-6
     Types of Qualified Plans.......................................................           S-6
Separate Account Performance........................................................           S-7
Experts.............................................................................           S-13
Financial Statements................................................................           S-13

                                   APPENDIX A
                           Accumulation Unit Values 1

                                                                                                        Number of
                                                                                                          Units
                                                              Accumulation         Accumulation        Outstanding
                                                               Unit Value           Unit Value          At End of
                          Fund2                                Beginning1             Ending               Year        Year
Fidelity VIP Money Market                                  12.50                13.10                2,358,955         2000
                                                           12.05                12.50                3,210,499         1999
                                                           11.59                12.05                2,320,956         1998
                                                           11.14                11.59                2,166,046         1997
                                                           10.72                11.14                1,493,297         1996
                                                           10.27                10.72                1,063,044         1995
                                                           10.00                10.27                249,473           1994

Fidelity VIP Growth                                        33.33                29.26                2,382,184         2000
                                                           24.59                33.33                2,466,985         1999
                                                           17.88                24.59                2,486,678         1998
                                                           14.68                17.88                2,119,475         1997
                                                           12.98                14.68                1,822,777         1996
                                                           9.73                 12.98                1,028,768         1995
                                                           10.00                9.73                 247,556           1994

Fidelity VIP Equity Income                                 22.51                24.06                2,753,915         2000
                                                           21.46                22.51                3,422,044         1999
                                                           19.50                21.46                3,906,757         1998
                                                           15.44                19.50                3,093,518         1997
                                                           13.70                15.44                2,157,454         1996
                                                           10.28                13.70                1,025,219         1995
                                                           10.00                10.28                145,290           1994

Fidelity VIP Overseas                                      20.14                16.07                883,943           2000
                                                           14.32                20.14                1,335,981         1999
                                                           12.88                14.32                1,489,209         1998
                                                           11.71                12.88                1,104,305         1997
                                                           10.49                11.71                944,146           1996
                                                           9.70                 10.49                599,989           1995
                                                           10.00                9.70                 166,871           1994

Fidelity VIP II Asset Manager                              17.52                16.60                999,859           2000
                                                           16.00                17.52                1,153,565         1999
                                                           14.10                16.00                1,315,223         1998
                                                           11.85                14.10                1,110,906         1997
                                                           10.49                11.85                921,269           1996
                                                           9.09                 10.49                593,918           1995
                                                           10.00                9.09                 226,936           1994

Fidelity VIP II Contrafund *                               21.43                19.73                1,997,434         2000
                                                           17.49                21.43                2,294,148         1999
                                                           13.64                17.49                2,198,114         1998
                                                           11.15                13.64                1,395,072         1997
                                                           10.00                11.15                497,571           1996

Fidelity VIP II Index 500 **                               14.28                12.77                1,774,844         2000
                                                           12.02                14.28                1,732,194         1999
                                                           10.00                12.02                1,052,148         1998

Scudder Bond                                               12.10                13.19                371,371           2000
                                                           12.39                12.10                502,991           1999
                                                           11.79                12.39                461,863           1998
                                                           10.96                11.79                345,499           1997
                                                           10.81                10.96                203,879           1996
                                                           9.27                 10.81                134,527           1995
                                                           10.00                9.27                 4,615             1994


                                       30


                                                                                                        Number of
                                                                                                          Units
                                                              Accumulation         Accumulation        Outstanding
                                                               Unit Value           Unit Value          At End of
                          Fund2                                Beginning1             Ending               Year        Year
Scudder Balanced                                           22.11                21.36                790,370           2000
                                                           19.44                22.11                883,754           1999
                                                           16.01                19.44                895,255           1998
                                                           13.07                16.01                625,526           1997
                                                           11.85                13.07                460,749           1996
                                                           9.48                 11.85                209,087           1995
                                                           10.00                9.48                 55,482            1994

Janus Aspen Flexible Income                                15.06                15.77                579,225           2000
                                                           15.03                15.06                748,162           1999
                                                           13.97                15.03                708,089           1998
                                                           12.67                13.97                406,324           1997
                                                           11.77                12.67                280,447           1996
                                                           9.64                 11.77                145,173           1995
                                                           10.00                9.64                 9,271             1994

Janus Aspen Balanced                                       27.11                26.13                1,651,915         2000
                                                           21.69                27.11                1,725,833         1999
                                                           16.43                21.69                1,570,637         1998
                                                           13.65                16.43                983,350           1997
                                                           11.91                13.65                608,590           1996
                                                           9.68                 11.91                204,556           1995
                                                           10.00                9.68                 54,218            1994

Janus Aspen Growth                                         33.95                28.60                2,412,054         2000
                                                           23.91                33.95                2,478,426         1999
                                                           17.87                23.91                2,335,027         1998
                                                           14.77                17.87                1,816,216         1997
                                                           12.64                14.77                1,200,179         1996
                                                           9.85                 12.64                529,026           1995
                                                           10.00                9.85                 91,020            1994

Janus Aspen Aggressive Growth                              50.75                34.12                1,504,713         2000
                                                           22.83                50.75                1,531,639         1999
                                                           17.25                22.83                1,444,800         1998
                                                           15.52                17.25                1,279,192         1997
                                                           14.58                15.52                1,010,157         1996
                                                           11.60                14.58                545,594           1995
                                                           10.00                11.60                78,193            1994

Janus Aspen Worldwide Growth                               38.39                31.92                3,086,979         2000
                                                           23.67                38.39                3,222,820         1999
                                                           18.62                23.67                3,269,577         1998
                                                           15.46                18.62                2,680,262         1997
                                                           12.15                15.46                1,649,612         1996
                                                           9.67                 12.15                520,639           1995
                                                           10.00                9.67                 109,298           1994

Federated High Income Bond II                              14.58                13.08                835,789           2000
                                                           14.45                14.58                1,087,087         1999
                                                           14.27                14.45                1,245,268         1998
                                                           12.72                14.27                809,791           1997
                                                           11.28                12.72                407,045           1996
                                                           9.50                 11.29                210,460           1995
                                                           10.00                9.50                 28,352            1994

Federated Utility Fund II                                  18.01                16.17                540,508           2000
                                                           17.96                18.01                639,124           1999
                                                           15.98                17.96                687,133           1998
                                                           12.80                15.98                437,287           1997
                                                           11.64                12.80                315,710           1996
                                                           9.50                 11.64                197,013           1995
                                                           10.00                9.50                 44,207            1994

Federated U.S. Gov't Securities II                         12.36                13.53                635,980           2000
                                                           12.61                12.36                638,219           1999
                                                           11.88                12.61                582,790           1998
                                                           11.13                11.88                239,114           1997
                                                           10.83                11.13                208,602           1996
                                                           10.10                10.83                106,437           1995
                                                           10.00                10.10                36,563            1994

Alger Small Capitalization **                              15.58                11.18                408,745           2000
                                                           11.01                15.58                333,325           1999
                                                           10.00                11.01                217,169           1998

Alger MidCap Growth **                                     15.83                17.04                693,714           2000
                                                           12.17                15.83                257,838           1999
                                                           10.00                12.17                196,031           1998

Alger Growth **                                            18.02                15.14                607,644           2000
                                                           13.66                18.02                676,378           1999
                                                           10.00                13.66                392,390           1998

Alger Leveraged AllCap **                                  25.57                18.95                398,227           2000
                                                           14.56                25.57                330,069           1999
                                                           10.00                14.56                106,760           1998

Alger Income and Growth **                                 17.63                17.17                761,888           2000
                                                           12.55                17.63                581,544           1999
                                                           10.00                12.55                333,125           1998

*  First offered 5/1/96
** First offered 3/1/98

1. Accumulation Unit Value: unit of measure used to calculate the value of a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect a deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge.


A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.

                                   APPENDIX B

                         Portfolios and Performance Data
                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Fidelity Money Market Subaccount's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fidelity Money Market Subaccount refers to the net income earned by the Subaccount over the seven-day period stated in the advertisement. This income is then "annualized." That is, the amount of income earned during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital gains or losses that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any Withdrawal Charges. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

In addition, the Separate Account may advertise an annualized 30-day (or one month) yield figure for Subaccounts other than the Fidelity Money Market Subaccount. These yield figures are based upon the actual performance of the Subaccount over a 30-day (or one month) period ending on a date specified in the advertisement. Like the money market yield data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges, but will not reflect any Withdrawal Charges or premium taxes. The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

The Separate Account may also advertise standardized and non-standardized "total return" data for its Subaccounts. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The standardized "total return" compares the value of a hypothetical investment made at the beginning of the period to the value of the same hypothetical investment at the end of the period. Standardized total return figures reflect the deduction of any Withdrawal Charge that would be imposed upon a complete redemption of the Contract at the end of the period. Recurring Contract charges are reflected in the standardized total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Subaccount.

In addition to the standardized "total return," the Separate Account may advertise non-standardized "total return." Non-standardized total return is calculated in a similar manner and for the same time periods as the standardized total return except that the Withdrawal Charge is not deducted. Further, we assumed an initial hypothetical investment of $20,000, because $20,000 is closer to the average Purchase Payment of a Contract which we expect to write. Standardized total return, on the other hand, assumes an initial hypothetical investment of $1,000.

The Separate Account may also disclose yield, standardized total return and non-standardized total return for time periods before the date the Separate Account commenced operations. In this case, performance data for the Subaccounts is calculated based on the performance of the Underlying Funds and assumes that the Subaccounts existed during the same time period as those of the Underlying Funds, with recurring Contract charges equal to those currently assessed against the Subaccounts.

Our advertisements may also compare the performance of our Subaccounts with:

(a) certain unmanaged market indices, including the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or

(b) other management investment companies with investment objectives similar to the underlying funds being compared. Our advertisements also may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, Variable Annuity Research Data Survey, and SEI.

The Contract Charges are described in more detail on page 22. We have described the computation of advertised performance data for the Separate Account in more detail on page 7 of the Statement of Additional Information.

(This page has been left blank intentionally.)

                       STATEMENT OF ADDITIONAL INFORMATION
         Flexible Premium Individual Deferred Variable Annuity Contracts
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     Depositor: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by contacting us in writing at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532

              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2001.

                                TABLE OF CONTENTS
                                                                       PAGE
                                                                       --------
The Contract...........................................................S-3
         Annuity Payments..............................................S-3
         Annuity Unit Value............................................S-3
         Illustrative Example of Variable  Annuity Payments............S-4

Additional Federal Income Tax Information..............................S-4
         Introduction..................................................S-5
         Taxation of Lincoln Benefit Life Company......................S-5
         Exceptions to the Non-Natural Owner Rule......................S-5
         IRS Required Distribution at Death Rules......................S-5
         Qualified Plans...............................................S-6
         Types of Qualified Plans......................................S-6

Separate Account Performance...........................................S-7
Experts................................................................S-13
Financial Statements...................................................S-13

                                  THE CONTRACT

Annuity Payments

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any state premium taxes or applicable Withdrawal Charges;

     (b)  the Payment Option you have selected;

     (c)  the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

Initial Monthly Annuity Payment

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any state premium tax and applicable Withdrawal Charges from your Contract Value on the Valuation Date next preceding the Annuity Date. Next, we apply that amount to the Payment Option you have selected. We will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your adjusted Contract Value by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

Subsequent Monthly Payments

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is the same as the first monthly payment.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

Annuity Unit Value

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each  Subaccount,  we  determine  the Annuity  Unit Value for any  Valuation
Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

     (a)  is the total of:

          (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

          (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

          (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

     (b) is the net asset value of the Portfolio share determine as of the Valuation Date at the end of the preceding Valuation Period; and

     (c) is the mortality and expense risk charge and the administrative expense risk charge.

Illustrative Example of Annuity Unit Value Calculation

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

         Net Investment Factor = ($11.46/$11.44) - 0.0000381 = 1.0017102

The amount subtracted from the ratio of the two net asset values (0.0000381) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                               $101.03523 x 1.0017102  = $101.19847
                               ----------------------
                                     1.0000943

Illustrative Example of Variable Annuity Payments

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 x $15.432655 = $116,412.31. There are no premium taxes payable upon annuitization and no Withdrawal Charges are applicable. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

                  First Payment = $5.44 x ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

                  Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                  Second Payment =  4.77697 x $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

                    ADDITIONAL FEDERAL INCOME TAX INFORMATION

Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Lincoln Benefit Life Company

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the contract. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provision for such taxes.

Exceptions to the Non-Natural Owner Rule

Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions applies. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are:

(1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2) certain qualified Contracts;
(3) Contracts purchased by employers upon the termination of certain qualified plans;
(4) certain Contracts used in connection with structured settlement agreements, and
(5) Contracts purchased with a single premium when the annuity starting date is no later than a year from date of purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

To  qualify  as  an  annuity  contract  for  federal  income  tax  purposes,   a
nonqualified Contract must provide:

(1) if any owner dies on or after the annuity start date, but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

(2) if any owner dies prior to the annuity start date, the entire interest in the Contract must be distributed within five years after the date of the owner's death.

        The five year requirement is satisfied if:

        (1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

        (2) the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is a surviving spouse, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person is treated as the death of the owner.

Qualified Plans

This Contract may be used with several types of Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan. Qualified Plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the Qualified Plan regardless of the terms of the Contract.

Types of Qualified Plans

IRAs. Section 408 of the Code permits eligible individuals to contribute to an individual retirement plan known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract value. The Contract provides a Death Benefit that in certain situations, may exceed the greater of the payments or the contract value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs.

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement plan known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempt from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (Simple Plans)

Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the
Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

o    the date the employee attains age 59 1/2,
o    separates from service,
o    dies,
o    becomes disabled, or
o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

Corporate and Self-Employed Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current income taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject only to the claims of the employer's general creditors, until such time as the assets become available to the employee or a beneficiary.

                          SEPARATE ACCOUNT PERFORMANCE

Performance data for the various Subaccounts are computed in the manner described below.

Fidelity Money Market Subaccount

The current yield is the annual yield on the Fidelity Money Market Subaccount assuming no reinvestment of dividends and excluding all realized or unrealized capital gains. We compute current yield by first determining the Base Period Return on a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

Base Period Return = (EV-SV)/(SV)

         where:
                  SV = value of one Accumulation Unit at the start of a 7 day period
                  EV = value of one Accumulation Unit at the end of the 7 day period

We determine  the value of the  Accumulation  Unit at the end of the period (EV)
by:

         (1)  adding,  to the value of the Unit at the  beginning  of the period
(SV), the investment income from the underlying Variable Insurance Products Fund Money Market Portfolio attributed to the Unit over the period; and

         (2)      subtracting, from the result, the sum of:

                  (a) the portion of the annual Mortality and Expense Risk and Administrative Expense Charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365); and

                  (b) a prorated portion of the annual Contract Administration Charge of $25 per contract. The Contract Administration Charge is allocated among the Subaccounts in proportion to the total Contract Values similarly allocated. The Charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Fidelity Money Market Subaccount. The Charge is then multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                  Current Yield = (Base Period Return) x (365/7)

The Fidelity Money Market Subaccount also quotes an "effective yield". Effective yield differs from current yield in that effective yield takes into account the effect of dividend reinvestment. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for the reinvestment of dividends in the in the Variable Insurance Products Fund Money Market Portfolio by compounding the current yield according to the formula:

                  Effective Yield = [(Base Period Return + 1)365/7-1].

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

The yields quoted do not represent the yield of the Fidelity Money Market Subaccount in the future, because the yield is not fixed. Actual yields will differ depending on the type, quality and maturities of the investments held by the Variable Insurance Products Fund Money Market Portfolio and changes in interest rates on those investments. In addition, your yield also will be affected by factors specific to your Contract. For example, if your account is smaller than average, your yield will be lower, because the fixed dollar expense charges will affect the yield on small accounts more than they will affect the yield on larger accounts.

Yield information may be useful in reviewing the performance of the Fidelity Money Market Subaccount and for providing a basis for comparison with other investment alternatives. However, the Fidelity Money Market Subaccount's yield may vary on a daily basis, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

The Fidelity Money Market Portfolio's yield for the seven-day period ended December 31, 2000 was 4.85% and the compound effective yield for the same seven-day period was 4.74%.

Other Subaccounts

We compute the performance of the other Subaccounts in terms of an annualized "yield" and/or as "total return".

Yield

Yield will be expressed as an annualized percentage based on the Subaccount's performance over a stated 30-day (or one month) period. The annualized yield figures will reflect all recurring Contract charges and will not reflect Withdrawal Charges, transfer fees or premium taxes. To arrive at the yield percentage over the 30-day (or one month) period, the net income per Accumulation Unit of the Subaccount during the period is divided by the value of an Accumulation Unit as of the end of the period. The yield figure is then annualized by assuming monthly compounding of the 30-day (or one month) figure over a six-month period and then doubling the result.

The formula used in computing the yield figure is:

                        Yield = 2  x ( ((a-b) + 1) 6 - 1)
                                        -----
                                          cd

         where:

         a = net investment  income earned  during the period by the  underlying
             Portfolio  attributable  to its shares  held in the Subaccount;
         b = expenses accrued for the period (net of reimbursements);
         c = average daily number of Accumulation  Units outstanding  during the period; and
         d = the net asset value of an Accumulation Unit on the last day of the period.

These yield figures reflect all recurring Contract charges, as described in the explanation of the yield computation for the Fidelity Money Market Subaccount. Like the Fidelity Money Market Subaccount's yield figures, the yield figures for the other Subaccounts are based on past performance and should not be taken as predictive of future results.

Standardized Total Return

Standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The standardized total rate of return (T) is computed so that it satisfies the following formula:

                  P(1+T)n = ERV
where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
       ERV =      ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

The standardized total return figures reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Fidelity Money Market Subaccount, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. The effect of the Contract Administration Charges on your account usually will differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes. Accordingly, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the Fidelity Money Market and other Subaccount yield figures, standardized total return figures are based on historical data and are not intended to be a projection of future performance.

Non-Standardized Total Return

Non-standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

where:

         P = a hypothetical  initial payment of $20,000
         T = average annual total return
         n = number of years

       ERV = ending redeemable value of a hypothetical $20,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

Our non-standardized total return differs standardized total return in that in calculating non-standardized total return, we assumed an initial hypothetical investment of $20,000. We choose $20,000, because it is closer to the average Purchase Payment of a Contract that we expect to write. For standardized total return, we used an initial hypothetical investment of $1,000, as required by SEC regulations. The non-standardized total return figures reflect the effect of recurring charges, as discussed herein. Because the impact of Contract Administration Charges on your account will usually differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the standardized total return figures, non-standardized total return figures are based on historical data and are not intended to be a projection of future performance.

Time Periods Before the Date the Separate Account Commenced Operations

The Separate Account may also disclose yield, standardized total return and non-standardized total return for time periods before the Separate Account commenced operations. This performance data is based on the actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.

Tables of Total Return Calculations

The following tables include average annual total return and non-standardized total return for various periods as of December 31, 2000.

                                     Standardized Total Return as of December 31, 2000
                                               Assuming Contract Surrendered

                                                                                   Average Annual Total Return (3)
                                                                         ----------------------------------------------------
                                                                                                                   Since
                                                           Inception       1 Year        5 Year      10 Year     Inception
                         Fund                              Date              (%)          (%)          (%)          (%)
                         ----                              --------          ---          ---          ---          ---
Janus Aspen
     Flexible Income................................    1/2/94                -0.09%         4.85%        N/A          6.24%
     Balanced (2)...................................    1/2/94                -6.26%        16.48%        N/A         14.83%
     Growth (2).....................................    1/2/94               -17.85%        17.45%        N/A         16.51%
     Aggressive Growth (2)..........................    1/2/94               -34.24%        18.35%        N/A         18.92%
     Worldwide Growth (2)...........................    1/2/94               -18.72%        20.93%        N/A         18.37%
Federated
     Utility II (2).................................    2/11/94              -14.32%         6.21%        N/A          6.61%
     U.S. Govt. Securities II (2)...................    3/28/94                3.63%         3.86%        N/A          4.32%
     High Income Bond (2)...........................    3/1/94               -15.20%         2.29%        N/A          3.74%
Fidelity
     Money Market (1)...............................    1/2/94                    --            --         --             --
     Equity Income (2)..............................    1/2/94                 3.75%        11.70%        N/A         13.68%
     Growth (2).....................................    1/2/94               -14.35%        17.92%        N/A         17.06%
     Overseas (2)...................................    1/2/94               -23.64%         8.82%        N/A          7.56%
     Asset Manager..................................    1/2/94                -9.29%         9.28%        N/A          7.67%
     Contrafund (2).................................    5/1/96               -11.23%           N/A        N/A         15.68%
     Index 500......................................    2/17/98              -15.48%           N/A        N/A          7.86%
Alger American
     Income and Growth..............................    2/17/98               -6.65%           N/A        N/A         20.04%
     Small Capitalization...........................    2/17/98              -32.71%           N/A        N/A          2.64%
     Growth.........................................    2/17/98              -19.90%           N/A        N/A         14.38%
     MidCap Growth..................................    2/17/98                3.16%           N/A        N/A         19.40%
     Leveraged AllCap...............................    2/17/98              -28.65%           N/A        N/A         24.44%
Scudder
     Bond...........................................    1/2/94                 3.13%         3.32%        N/A          3.87%
     Balanced.......................................    1/2/94                -6.63%        12.05%        N/A         11.51%

------------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.

(2) Total returns reflect the investment adviser waived all or part of its fee or reimbursed the investment options for a portion of its expenses. Otherwise, total returns would have been lower.

(3) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000, as required by the Securities and Exchange Commission (SEC); and (3) reflect the deduction of 1.4% annual asset charges, a $25 annual contract maintenance charge, and a maximum 7% contingent deferred sales charge (declining after two years). The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

N/A - Performance data is not been available for all or part of the period indicated (see Inception Date).

                                          Non-Standardized Total Return as of December 31, 2000
                                                   Assuming Contract Not Surrendered

                                                                                             Average Annual Total Return (3)
                                                                                ----------------------------------------------------
                                          Portfolio       Monthly       Total                                               Since
                                          Inception       Return      Return (4)    1 Year        5 Year      10 Year     Inception
                   Fund                   Date              (%)        YTD (%)        (%)          (%)          (%)          (%)
                   ----                   --------          ---        -------        ---          ---          ---          ---
Janus Aspen
     Flexible Income......................9/13/93            1.97%        4.65%        4.65%         5.38%         N/A         6.13%
     Balanced (2).........................9/13/93            2.11%       -3.72%       -3.72%        16.68%         N/A        14.48%
     Growth (2)...........................9/13/93           -0.99%      -15.85%      -15.85%        17.58%         N/A        15.88%
     Aggressive Growth (2)................9/13/93            3.40%      -32.85%      -32.85%        18.38%         N/A        18.72%
     Worldwide Growth (2).................9/13/93           -0.59%      -16.95%      -16.95%        21.13%         N/A        18.40%
Federated
     Utility II (2).......................2/11/94            3.71%      -10.33%      -10.33%         6.67%         N/A         6.74%
     U.S. Govt. Securities II (2).........3/28/94            1.52%        9.29%        9.29%         4.48%         N/A         4.55%
     High Income Bond (2).................3/1/94             2.54%      -10.40%      -10.40%         2.88%         N/A         3.94%
Fidelity
     Money Market (1).....................4/1/82                --           --           --            --          --            --
     Equity Income (2)....................10/9/86            4.11%        6.78%        6.78%        11.90%      15.63%        11.69%
     Growth (2)...........................10/9/86            0.12%      -12.33%      -12.33%        18.02%      18.48%        14.85%
     Overseas (2).........................1/28/87            0.12%      -20.33%      -20.33%         9.20%       7.83%         7.93%
     Asset Manager........................9/6/89             1.84%       -5.38%       -5.38%         9.71%      10.38%         9.75%
     Contrafund (2).......................1/3/95             3.22%       -8.04%       -8.04%        16.51%         N/A        19.83%
     Index 500............................8/27/92            0.35%      -10.68%      -10.68%        16.54%         N/A        15.40%
Alger American
     Income and Growth....................11/15/88           1.09%       -2.76%       -2.76%        22.99%      16.94%        14.27%
     Small Capitalization.................9/21/88            9.78%      -28.30%      -28.30%         5.34%      11.85%        14.09%
     Growth...............................1/9/89             0.53%      -16.07%      -16.07%        17.39%      18.63%        17.06%
     MidCap Growth........................5/3/93             8.83%        7.53%        7.53%        17.47%         N/A        20.06%
     Leveraged AllCap.....................1/25/95            0.15%      -25.97%      -25.97%        21.29%         N/A        29.51%
Scudder
     Bond.................................7/16/85            1.97%        8.88%        8.88%         3.94%       5.99%         6.00%
     Balanced.............................7/16/85            1.23%       -3.51%       -3.51%        12.38%      11.63%        10.19%

--------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.

(2) Total returns reflect the investment adviser waived all or part of its fee or reimbursed the investment options for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The Separate Account was established on approximately January 2, 1994. This table reflects hypothetical performance for the periods covered, applying the contract charges under the Contract to the investment performance of the underlying Portfolios since their inception. Nonstandardized performance data for periods after the inception of Contract sales will reflect the actual performance of the Contracts.

(4) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000, as required by the Securities and Exchange Commission (SEC); and (3) reflect the deduction of 1.4% annual asset charges, a $25 annual contract maintenance charge, and a maximum 7% contingent deferred sales charge (declining after two years). The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

N/A - Performance data is not available for all or part of the period indicated (see Inception Date).

                                    Non-Standardized Total Return as of December 31, 2000
                                              Assuming Contract Not Surrendered
                                                                                              Calendar Year Return (3)
                                                                                        ---------------------------------------

                                                                          Cumulative
                                                                       Total Return (4)
                                                           Portfolio        Since
                                                          Inception       Inception        1997         1998         1999
                         Fund                              Date            (%) (3)         (%)          (%)           (%)
                         ----                              --------        -------         ---          ---           ---
Janus Aspen
     Flexible Income................................       9/13/93             54.37%       10.07%         4.84%        0.07%
     Balanced (2)...................................       9/13/93            168.32%       20.25%        30.79%       24.84%
     Growth (2).....................................       9/13/93            193.28%       20.89%        33.55%       41.80%
     Aggressive Growth (2)..........................       9/13/93            249.85%       10.96%        32.23%      121.99%
     Worldwide Growth (2)...........................       9/13/93            243.04%       20.30%        26.80%       61.96%
Federated
     Utility II (2).................................       2/11/94             56.73%       24.72%        12.22%        0.15%
     U.S. Govt. Securities II (2)...................       3/28/94             35.13%        6.94%         6.03%       -2.10%
     High Income Bond (2)...........................        3/1/94             30.20%       12.11%         1.14%        0.76%
Fidelity
     Money Market (1)...............................        4/1/82                 --           --            --           --
     Equity Income..................................       10/9/86            382.05%       26.17%         9.94%        5.25%
     Growth.........................................       10/9/86            617.34%       21.61%        37.38%       38.41%
     Overseas.......................................       1/28/87            189.42%        9.87%        11.04%       43.29%
     Asset Manager..................................        9/6/89            186.63%       18.82%        13.31%       10.52%
     Contrafund (2).................................        1/3/95            195.64%       22.26%        28.01%       24.84%
     Index 500......................................       8/27/92            230.49%       30.82%        26.37%       20.48%
Alger American
     Income and Growth..............................       11/15/88           403.80%       34.22%        30.39%       40.29%
     Small Capitalization...........................       9/21/88            404.46%        9.71%        13.78%       41.25%
     Growth.........................................        1/9/89            559.25%       23.84%        45.83%       31.72%
     MidCap Growth..................................        5/3/93            305.86%       13.27%        28.33%       29.85%
     Leveraged AllCap...............................       1/25/95            363.68%       17.87%        55.44%       75.37%
Scudder
     Bond...........................................       7/16/85            146.10%        7.45%         4.96%       -2.45%
     Balanced.......................................       7/16/85            348.36%       22.33%        21.32%       13.57%

------------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return. The Fidelity Investments Money Market Fund experienced an SEC 7-day effective yield of 4.85% and a 7 day current yield of 4.74% as of December 31, 2000.

(2) Total returns reflect the investment adviser waived all or part of its fee or reimbursed the investment options for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The Separate Account was established on approximately January 2, 1994. This table reflects hypothetical performance for the periods covered, applying the contract charges under the Contract to the investment performance of the underlying Portfolios since their inception. Nonstandardized performance data for periods after the inception of Contract sales reflect the actual performance of the Contracts.

(4) Total returns include change in share price, reinvestment of dividends, and capital gains. An initial hypothetical investment of $20,000 is assumed since this is closer to the average purchase payment of a contract expected to be written than the $1,000 assumed for SEC required returns shown on page [ ]. Returns reflect deductions of 1.4% annual asset charges and a $25.00 annual contract administration charge, but do not include the applicable contingent deferred sales charge. The impact of the annual contract administration charge on vestment returns will vary depending on the size of the contract.

N/A - Performance data is not available for all or part of the period indicated (See Inception Date).

                                     EXPERTS

The financial statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000, and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The financial statements of the Variable Annuity Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Lincoln Benefit Life Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule and the accompanying Independent Auditors' Report appear in the pages that follow. The financial statements of the Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,214    $10,740    $10,752
  Realized capital gains and losses.........................      (95)      (913)       134
  Other expense.............................................      (20)    (2,301)       (42)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   12,099      7,526     10,844
INCOME TAX EXPENSE..........................................    4,221      2,560      3,611
                                                              -------    -------    -------
NET INCOME..................................................    7,878      4,966      7,233
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,106     (6,900)     1,774
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $10,984    $(1,934)   $ 9,007
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000            1999
                                                              -------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                         VALUE)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $166,893 and $158,747)...................................   $   170,142     $  157,218
  Short-term................................................        11,243          1,919
                                                               -----------     ----------
  Total investments.........................................       181,385        159,137
Cash........................................................            76            982
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     8,366,927      7,539,995
Reinsurance recoverables from non-affiliates, net...........       353,789        260,324
Other assets................................................         2,393          4,447
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL ASSETS..........................................   $10,553,261     $9,376,881
                                                               ===========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $   550,334     $  419,117
Contractholder funds........................................     8,157,502      7,369,664
Current income taxes payable................................         2,785          3,404
Deferred income taxes.......................................         4,607            745
Payable to affiliates, net..................................         9,210         12,650
Other liabilities and accrued expenses......................         1,371          1,528
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL LIABILITIES.....................................    10,374,500      9,219,104
                                                               -----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 issued and outstanding.............................         2,500          2,500
Additional capital paid-in..................................       126,750        116,750
Retained income.............................................        47,399         39,521
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................         2,112           (994)
                                                               -----------     ----------
      Total accumulated other comprehensive income (loss)...         2,112           (994)
                                                               -----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................       178,761        157,777
                                                               -----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $10,553,261     $9,376,881
                                                               ===========     ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $116,750   $116,750   $116,750
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    116,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................  $ 39,521   $ 34,555   $ 27,322
Net income..................................................     7,878      4,966      7,233
                                                              --------   --------   --------
Balance, end of year........................................    47,399     39,521     34,555
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (994)  $  5,906   $  4,132
Change in unrealized net capital gains and losses...........     3,106     (6,900)     1,774
                                                              --------   --------   --------
Balance, end of year........................................     2,112       (994)     5,906
                                                              --------   --------   --------
    Total shareholder's equity..............................  $178,761   $157,777   $159,711
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,878   $  4,966   $  7,233
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (868)    (5,313)         2
    Realized capital gains and losses.......................        95        913       (134)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................    (1,342)    (4,868)     1,394
      Income taxes payable..................................     1,570     (1,266)     3,042
      Other operating assets and liabilities................    (1,543)    11,286     (2,892)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     5,790      5,718      8,645
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    15,856     17,760         --
  Investment collections....................................     7,430     13,580     10,711
  Investments purchases.....................................   (30,979)   (39,723)   (18,587)
Change in short-term investments, net.......................    (9,003)     2,068     (2,646)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (16,696)    (6,315)   (10,522)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............    10,000         --         --
                                                              --------   --------   --------
NET DECREASE IN CASH........................................      (906)      (597)    (1,877)
CASH AT BEGINNING OF YEAR...................................       982      1,579      3,456
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     76   $    982   $  1,579
                                                              ========   ========   ========

                       See notes to financial statements.

LINCOLN BENEFIT LIFE COMPANY
NOTES TO FINANCIAL STATEMENTS
($IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI. To conform with the 2000 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and investment products primarily through independent insurance agents and brokers. Life insurance consists of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life, indexed life, credit and accident and health insurance. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. In 2000, annuity deposits represented 77.9% of the Company's total statutory premiums and deposits.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Wisconsin, Michigan, Florida, Minnesota and Illinois for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded (see Note 7). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of related contractholder account balance.

Limited payment contracts, a type of immediate annuity with life contingencies and single premium life contract, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains or losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS
REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits are not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $35,109, $26,418, and $45,940 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses and certain expenses which are not transferred under the reinsurance agreements and presented in other expenses. All other costs are ceded to ALIC under reinsurance agreements.

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
 --------------------   ---------   --------   --------   --------
U.S. government and
  agencies              $ 18,191     $2,072    $    --    $ 20,263
Corporate                103,414      1,531     (1,966)    102,979
Municipal                  4,514        100        (38)      4,576
Mortgage-backed
  securities              40,774      1,593        (43)     42,324
                        --------     ------    -------    --------
  Total fixed income
   securities           $166,893     $5,296    $(2,047)   $170,142
                        ========     ======    =======    ========
 At December 31, 1999
 --------------------
U.S. government and
  agencies              $ 11,849     $  606    $   (30)   $ 12,425
Corporate                 95,036        439     (3,282)     92,193
Municipal                 10,625         78       (108)     10,595
Mortgage-backed
  securities              41,237      1,372       (604)     42,005
                        --------     ------    -------    --------
  Total fixed income
   securities           $158,747     $2,495    $(4,024)   $157,218
                        ========     ======    =======    ========


SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due in one year or less                   $  4,168    $  4,200
Due after one year through five years       68,568      68,389
Due after five years through ten years      39,422      39,201
Due after ten years                         13,961      16,028
                                          --------    --------
                                           126,119     127,818
Mortgage-backed securities                  40,774      42,324
                                          --------    --------
  Total                                   $166,893    $170,142
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     Year Ended December 31,         2000       1999       1998
     -----------------------       --------   --------   --------
Fixed income securities            $11,517    $10,380    $11,075
Short-term                             830        577        285
                                   -------    -------    -------
  Investment income, before
   expense                          12,347     10,957     11,360
  Investment expense                   133        217        608
                                   -------    -------    -------
  Net investment income            $12,214    $10,740    $10,752
                                   =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                     $(95)     $(913)      $134
  Income taxes                               (33)      (320)        47
                                            ----      -----       ----
  Realized capital gains and losses,
   after tax                                $(62)     $(593)      $ 87
                                            ====      =====       ====

Excluding calls and prepayments, gross gains of $1 were realized during 1999 and gross losses of $95 and $914 were realized on sales of fixed income securities during 2000 and 1999, respectively. There were no gross gains realized on sales of fixed income securities during 2000 and 1998 and there were no gross losses in 1998.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $166,893    $170,142   $ 5,296    $(2,047)    $ 3,249
                       ========    ========   =======    =======
Deferred income taxes                                                 (1,137)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,112
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Year Ended December 31,          2000       1999       1998
     -----------------------        --------   --------   --------
Fixed income securities             $ 4,778    $(10,615)  $ 2,729
Deferred income taxes                (1,672)      3,715      (955)
                                    -------    --------   -------
Increase (decrease) in unrealized
 net capital gains                  $ 3,106    $ (6,900)  $ 1,774
                                    =======    ========   =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $9,067 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  170,142   $  170,142   $  157,218   $  157,218
Short-term                 11,243       11,243        1,919        1,919
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $6,401,863   $6,186,479   $5,716,583   $5,424,725
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $ 73,719   $ 38,019
  Other immediate annuities                  36,884     41,250
Traditional life                            406,260    312,130
Other                                        33,471     27,718
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $550,334   $419,117
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the 1983 group annuity mortality table for immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.5% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $1,777,128   $1,669,748
Fixed annuities:
  Immediate annuities                      152,181      123,637
  Deferred annuities                     6,228,193    5,576,279
                                        ----------   ----------
  Total Contractholder funds            $8,157,502   $7,369,664
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.0% to 8.2% for interest-sensitive life contracts; 5.5% to 6.0% for immediate annuities and 0.0% to 12.6% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 34% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The following amounts were ceded to ALIC under reinsurance agreements. See
Note 3 for discussion of reinsurance agreements with ALIC.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Premiums and Contract Charges
Direct                         $ 470,337   $ 389,741   $ 291,286
Assumed                                2           2           3
Ceded
  Affiliate                     (241,361)   (187,854)   (136,968)
  Non-affiliate                 (228,978)   (201,889)   (154,321)
                               ---------   ---------   ---------
  Premiums and contract
   charges, net of
   reinsurance                 $      --   $      --   $      --
                               =========   =========   =========

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Credited Interest, Policy
 Benefits and Other Expenses
Direct                         $ 885,081   $ 869,393   $ 757,249
Assumed                               --          --          --
Ceded
  Affiliate                     (630,015)   (684,703)   (624,678)
  Non-affiliate                 (255,046)   (182,389)   (132,529)
                               ---------   ---------   ---------
  Credited interest, policy
   benefits and other
   expenses, net of
   reinsurance                 $      20   $   2,301   $      42
                               =========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

LEASES
The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $885, $2,042 and $1,743 in 2000, 1999 and 1998, respectively. Minimum rental commitments under noncancelable operating leases with initial or remaining term of more than one year as of December 31, are as follows:

                           2000
                         --------
  2001                    $   695
  2002                        617
  2003                        655
  2004                        684
  2005                        724
                          -------
                          $ 3,375
                          =======

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, and tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follow:

                                                2000       1999
                                              --------   --------
Deferred Assets
Unrealized net capital losses                 $    --    $   535
Other assets                                       --        897
                                              -------    -------
  Total deferred assets                            --      1,432

Deferred Liabilities
Difference in tax bases of investments         (2,405)    (2,177)
Unrealized net capital gains                   (1,137)        --
Other liabilities                              (1,065)        --
                                              -------    -------
  Total deferred liabilities                   (4,607)    (2,177)
                                              -------    -------
  Net deferred liability                      $(4,607)   $  (745)
                                              =======    =======

The components of the income tax expense for the year ended at December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,032    $ 3,645     $3,170
Deferred                                2,189     (1,085)       441
                                       ------    -------     ------
  Total income tax expense             $4,221    $ 2,560     $3,611
                                       ======    =======     ======

The Company paid income taxes of $2,651, $3,826 and $568 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.1)      (1.0)      (1.7)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.0%      33.3%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $340, will result in federal income taxes payable of $119 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $169,436 and $153,632 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $15,805, $6,091 and $7,201 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Nebraska, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Nebraska Department of Insurance is $16,647.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               Pretax      Tax      After-tax    Pretax      Tax      After-tax    Pretax      Tax      After-tax
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)    $2,863    $(1,002)    $1,861
Less: reclassification
  adjustments                     (95)        33        (62)        (913)      320        (593)       134        (47)        87
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Unrealized net capital gains
  (losses)                      4,778     (1,672)     3,106      (10,615)    3,715      (6,900)     2,729       (955)     1,774
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Other comprehensive income
  (loss)                       $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)    $2,729    $  (955)    $1,774
                               ======    =======     ======     ========    ======     =======     ======    =======     ======

12. SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1,200 related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $117,381,094   $117,381,094   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force............................  $ 97,690,299   $ 97,690,299   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    287,839   $    287,839   $         --
  Accident and health..............................         3,450          3,450             --
                                                     ------------   ------------   ------------
                                                     $    291,289   $    291,289   $         --
                                                     ============   ============   ============

                                    --------------------------------------------

                                    LINCOLN BENEFIT LIFE
                                    VARIABLE ANNUITY
                                    ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED
                                    DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statement of net assets of Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Alger American Fund:
    Growth, 731 shares (cost $42,491)                                                   $ 34,573
    Income and Growth, 2,902 shares (cost $41,029)                                        38,483
    Leveraged AllCap, 764 shares (cost $37,668)                                           29,633
    MidCap Growth, 1,015 shares (cost $32,827)                                            31,089
    Small Capitalization, 423 shares (cost $16,242)                                        9,928

Allocation to Sub-Accounts investing in Janus Aspen Series:
    Flexible Income, 1,202 shares (cost $14,020)                                          13,771
    Balanced, 3,594 shares (cost $83,661)                                                 87,374
    Growth, 4,703 shares (cost $128,330)                                                 124,527
    Aggressive Growth, 2,496 shares (cost $108,813)                                       90,604
    Worldwide Growth, 4,348 shares (cost $154,150)                                       160,767

Allocation to Sub-Accounts investing in IAI Retirement Funds, Inc.:
    Regional, 381 shares (cost $5,674)                                                     6,361
    Reserve, 35 shares (cost $351)                                                           352
    Balanced, 161 shares (cost $2,232)                                                     2,160

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund II:
    Asset Manager, 1,391 shares (cost $22,784)                                            22,256
    Contrafund, 2,760 shares (cost $66,581)                                               65,523
    Index 500, 504 shares (cost $76,889)                                                  75,322

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund:
    Money Market, 81,027 shares (cost $81,027)                                            81,027
    Equity-Income, 3,622 shares (cost $83,856)                                            92,438
    Growth, 2,302 shares (cost $100,272)                                                 100,465
    Overseas, 866 shares (cost $18,810)                                                   17,314

Allocation to Sub-Accounts investing in Federated Insurance Management Series:
    High Income Bond Fund II, 1,860 shares (cost $18,384)                                 15,734
    Utility Fund II, 1,314 shares (cost $17,885)                                          16,345
    U.S. Government Securities Fund II, 1,552 shares (cost $16,548)                       17,239

Allocation to Sub-Accounts investing in Scudder Variable Life Investment Fund:
    Bond, 1,278 shares (cost $8,496)                                                       8,678
    Balanced, 1,933 shares (cost $26,125)                                                 25,885
    Growth and Income, 323 shares (cost $3,490)                                            3,355
    Global Discovery, 428 shares (cost $5,270)                                             5,030
    International, 304 shares (cost $4,681)                                                4,339


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Strong Variable Insurance Funds, Inc.:
    Discovery Fund II, 423 shares (cost $5,146)                                     $ 5,025
    Mid Cap Growth Fund II, 619 shares (cost $17,891)                                14,651

Allocation to Sub-Accounts investing in Strong Opportunity Fund II, Inc.:
    Opportunity Fund II, 222 shares (cost $5,736)                                     5,306

Allocation to Sub-Accounts investing in T. Rowe Price International Series, Inc.:
    International Stock, 198 shares (cost $3,225)                                     2,979

Allocation to Sub-Accounts investing in T. Rowe Price Equity Series, Inc.:
    New America Growth, 80 shares (cost $2,004)                                       1,673
    Mid-Cap Growth, 481 shares (cost $8,472)                                          8,868
    Equity Income, 337 shares (cost $6,309)                                           6,593

Allocation to Sub-Accounts investing in MFS Variable Insurance Trust:
    Growth with Income Series, 293 shares (cost $6,043)                               6,154
    Research Series, 275 shares (cost $6,168)                                         5,730
    Emerging Growth Series, 353 shares (cost $11,561)                                10,190
    Total Return Series, 244 shares (cost $4,377)                                     4,776
    New Discovery Series, 598 shares (cost $10,155)                                   9,940

Allocation to Sub-Accounts investing in STI Classic Variable Trust:
    Capital Appreciation, 18 shares (cost $380)                                         368
    International Equity, 2 shares (cost $25)                                            22
    Value Income Stock, 30 shares (cost $369)                                           386

Allocation to Sub-Accounts investing in Goldman Sachs Variable Insurance Trust:
    CORE Small Cap Equity, 140 shares (cost $1,498)                                   1,456
    International Equity, 213 shares (cost $2,886)                                    2,511

Allocation to Sub-Accounts investing in J.P. Morgan Series Trust II:
    Small Company, 161 shares (cost $2,534)                                           2,309

Allocation to Sub-Accounts investing in Lazard Retirement Series Trust:
    Emerging Markets, 75 shares (cost $729)                                             572
    International Equity, 109 shares (cost $1,380)                                    1,308


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in LSA Variable Series Trust:
    Focused Equity, 228 shares (cost $2,813)                                       $    2,328
    Balanced, 207 shares (cost $2,140)                                                  2,163
    Growth Equity, 275 shares (cost $3,244)                                             2,930
    Disciplined Equity, 212 shares (cost $2,290)                                        2,066
    Value Equity, 202 shares (cost $2,358)                                              2,317
    Emerging Growth Equity, 265 shares (cost $3,975)                                    2,625

Allocation to Sub-Accounts investing in The Institutional Universal Funds, Inc.:
    Mid Cap Growth, 264 shares (cost $3,767)                                            3,258
    Mid Cap Value, 113 shares (cost $1,837)                                             1,702
    High Yield, 106 shares (cost $1,021)                                                  842

Allocation to Sub- Accounts investing in OCC Accumulation Trust:
    Equity, 38 shares (cost $1,276)                                                     1,387
    Small Cap, 31 shares (cost $846)                                                    1,005

Allocation to Sub-Accounts investing in PIMCO Variable Insurance Trust:
    StocksPLUS Growth and Income, 169 shares (cost $2,166)                              1,870
    Foreign Bond, 37 shares (cost $345)                                                   344
    Total Return Bond, 270 shares (cost $2,572)                                         2,636
    Money Market, 4,334 shares (cost $4,334)                                            4,334

Allocation to Sub-Accounts investing in Salomon Brothers Variable Series Funds:
    Capital, 183 shares (cost $2,785)                                                   2,770
                                                                                   ----------

         Net Assets                                                                $1,305,966
                                                                                   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                             Alger American Fund Sub-Accounts
                                                     -------------------------------------------------------------------------

                                                                     Income and     Leveraged        MidCap         Small
                                                        Growth         Growth         AllCap         Growth     Capitalization
                                                     ------------   ------------   ------------   ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     4,599   $      6,630   $      3,089   $      1,704  $        4,088
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             (451)          (413)          (402)          (241)           (136)
     Administrative expense                                  (42)           (39)           (37)           (23)            (14)
                                                     -----------   ------------   ------------   ------------  --------------

         Net investment income (loss)                      4,106          6,178          2,650          1,440           3,938
                                                     -----------   ------------   ------------   ------------  --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  17,693          7,851         15,519         15,712          12,627
     Cost of investments sold                             16,088          7,242         14,826         15,371          12,356
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized gains (losses)                       1,605            609            693            341             271

Change in unrealized gains (losses)                      (12,443)        (8,319)       (13,774)        (2,978)         (7,964)
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized and unrealized gains
              (losses) on investments                    (10,838)        (7,710)       (13,081)        (2,637)         (7,693)
                                                     -----------   ------------   ------------   ------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $    (6,732)  $     (1,532)  $    (10,431)  $     (1,197) $       (3,755)
                                                     ===========   ============   ============   ============  ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                               Janus Aspen Series Sub-Accounts
                                                        -------------------------------------------------------------------------

                                                          Flexible                                    Aggressive      Worldwide
                                                           Income        Balanced        Growth         Growth         Growth
                                                        ------------   ------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $       781   $      9,254   $     10,729   $     13,295   $      15,232
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (173)        (1,009)        (1,662)        (1,465)         (2,241)
     Administrative expense                                     (19)          (103)          (173)          (154)           (240)
                                                        -----------   ------------   ------------   ------------   -------------

         Net investment income (loss)                           589          8,142          8,894         11,676          12,751
                                                        -----------   ------------   ------------   ------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      5,530         11,717         37,570         50,823         157,519
     Cost of investments sold                                 5,694         10,294         30,814         41,457         141,811
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized gains (losses)                           (164)         1,423          6,756          9,366          15,708

Change in unrealized gains (losses)                             217        (12,801)       (39,231)       (67,013)        (59,858)
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized and unrealized gains
              (losses) on investments                            53        (11,378)       (32,475)       (57,647)        (44,150)
                                                        -----------   ------------   ------------   ------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $       642   $     (3,236)  $    (23,581)  $    (45,971)  $     (31,399)
                                                        ===========   ============   ============   ============   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      IAI Retirement Funds, Inc. Sub-Accounts
                                                        -------------------------------------------------------------------


                                                              Regional                Reserve                 Balanced
                                                        -------------------     -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                               $            1,358      $               23     $               284
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                       (111)                     (5)                    (32)
     Administrative expense                                            (14)                     (1)                     (4)
                                                        ------------------     -------------------     -------------------

         Net investment income (loss)                                1,233                      17                     248
                                                        ------------------     -------------------     -------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             5,245                     160                     884
     Cost of investments sold                                        4,540                     163                     835
                                                       -------------------     -------------------     -------------------

         Net realized gains (losses)                                   705                      (3)                     49

Change in unrealized gains (losses)                                 (1,348)                      3                    (353)
                                                        ------------------     -------------------     -------------------

         Net realized and unrealized gains
              (losses) on investments                                 (643)                     --                    (304)
                                                        ------------------     -------------------     -------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $              590     $                17     $               (56)
                                                        ==================     ===================     ===================

                                                                   Fidelity Variable Insurance
                                                                  Products Fund II Sub-Accounts
                                                           -------------------------------------------

                                                                  Asset
                                                                 Manager                Contrafund
                                                           -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                                  $            2,429      $            8,463
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                          (285)                   (822)
     Administrative expense                                               (32)                    (87)
                                                           ------------------      ------------------

         Net investment income (loss)                                   2,112                   7,554
                                                           ------------------      ------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                                4,778                  14,873
     Cost of investments sold                                           4,667                  13,625
                                                           ------------------      ------------------

         Net realized gains (losses)                                      111                   1,248

Change in unrealized gains (losses)                                    (3,464)                (14,200)
                                                           ------------------      ------------------

         Net realized and unrealized gains
              (losses) on investments                                  (3,353)                (12,952)
                                                           ------------------      ------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $           (1,241)     $           (5,398)
                                                           ==================      ==================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------
                                                      Fidelity
($ in thousands)                                      Variable
                                                      Insurance
                                                       Fund II
                                                     Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------   ---------------------------------------------------------


                                                                        Money          Equity-
                                                       Index 500        Market         Income         Growth        Overseas
                                                     -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        951    $     3,975    $     7,251    $    11,079    $     3,062
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (929)          (804)        (1,080)        (1,360)          (296)
     Administrative expense                                   (85)           (80)          (120)          (150)           (34)
                                                     ------------    -----------    -----------    -----------    -----------

         Net investment income (loss)                         (63)         3,091          6,051          9,569          2,732
                                                     ------------    -----------    -----------    -----------    -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   17,343        468,625         31,106         28,873         76,633
     Cost of investments sold                              16,087        468,625         30,696         24,597         75,238
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                        1,256             --            410          4,276          1,395

Change in unrealized gains (losses)                        (9,473)            --           (772)       (28,635)        (8,829)
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
              (losses) on investments                      (8,217)            --           (362)       (24,359)        (7,434)
                                                     ------------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (8,280)   $     3,091    $     5,689    $   (14,790)   $    (4,702)
                                                     ============    ===========    ===========    ===========    ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                            Federated Insurance Management               Scudder Variable Life
                                                                 Series Sub-Accounts                 Investment Fund Sub-Accounts
                                                     --------------------------------------------    ----------------------------
                                                                                          U.S.
                                                                                       Government
                                                      High Income        Utility       Securities
                                                      Bond Fund II       Fund II         Fund II          Bond           Balanced
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       1,624    $        824    $        583    $        408    $      3,683
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (219)           (204)           (161)            (98)           (311)
     Administrative expense                                    (24)            (21)            (16)            (10)            (34)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                        1,381             599             406             300           3,338
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    23,531           4,692          12,110           2,798           4,934
     Cost of investments sold                               24,753           4,648          12,199           2,860           4,655
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                        (1,222)             44             (89)            (62)            279

Change in unrealized gains (losses)                         (1,958)         (2,391)            859             457          (4,481)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                       (3,180)         (2,347)            770             395          (4,202)
                                                     -------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $      (1,799)   $     (1,748)   $      1,176    $        695    $       (864)
                                                     =============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                Scudder Variable Life                   Strong Variable Insurance
                                                             Investment Fund Sub-Accounts                Funds, Inc. Sub-Accounts
                                                     ----------------------------------------------   -----------------------------

                                                                                                                         Mid Cap
                                                       Growth and        Global                         Discovery        Growth
                                                         Income         Discovery     International      Fund II         Fund II
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          81    $        202    $        322    $         --    $      1,119
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (35)            (44)            (41)            (18)           (151)
     Administrative expense                                     (3)             (3)             (3)             (2)            (12)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                           43             155             278             (20)            956
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     2,066           3,417          56,967           1,510           4,253
     Cost of investments sold                                2,080           3,575          56,826           1,507           4,165
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (14)           (158)            141               3              88

Change in unrealized gains (losses)                           (144)           (418)           (670)           (146)         (4,681)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (158)           (576)           (529)           (143)         (4,593)
                                                     -------------   -------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (115)  $        (421)   $       (251)   $       (163)   $     (3,637)
                                                     =============   =============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

($ in thousands)                                        Strong         T. Rowe Price
                                                      Opportunity      International
                                                     Fund II, Inc.      Series, Inc.
                                                      Sub-Account       Sub-Account
                                                    ---------------   ---------------

                                                      Opportunity      International
                                                        Fund II            Stock
                                                    ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $          666    $          158
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (40)              (39)
     Administrative expense                                     (3)               (3)
                                                    --------------    --------------

         Net investment income (loss)                          623               116
                                                    --------------    --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       840            62,668
     Cost of investments sold                                  794            62,563
                                                    --------------    --------------

         Net realized gains (losses)                            46               105

Change in unrealized gains (losses)                           (575)             (427)
                                                    --------------    --------------

         Net realized and unrealized gains
              (losses) on investments                         (529)             (322)
                                                    --------------    --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $           94    $         (206)
                                                    ==============    ==============

                                                       T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                    ---------------------------------------------------

                                                         New
                                                        America           Mid-Cap            Equity
                                                        Growth             Growth            Income
                                                    -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $        185       $        149       $        417
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (19)               (62)               (61)
     Administrative expense                                   (2)                (5)                (5)
                                                    ------------       ------------       ------------

         Net investment income (loss)                        164                 82                351
                                                    ------------       ------------       ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     421              1,852              5,817
     Cost of investments sold                                436              1,688              5,944
                                                    ------------       ------------       ------------

         Net realized gains (losses)                         (15)               164               (127)

Change in unrealized gains (losses)                         (366)              (120)               471
                                                    ------------       ------------       ------------

         Net realized and unrealized gains
              (losses) on investments                       (381)                44                344
                                                    ------------       ------------       ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $       (217)      $        126       $        695
                                                    ============       ============       ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      MFS Variable Insurance Trust Sub-Accounts
                                                     -----------------------------------------------------------------------------

                                                        Growth                         Emerging         Total             New
                                                      with Income      Research         Growth          Return          Discovery
                                                        Series          Series          Series          Series           Series
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         61    $        216    $        426    $        132    $         75
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (68)            (52)           (113)            (44)            (73)
     Administrative expense                                    (5)             (4)             (8)             (4)             (5)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                         (12)            160             305              84              (3)
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      660           1,234           1,728           2,475           1,880
     Cost of investments sold                                 643           1,191           1,576           2,379           1,746
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           17              43             152              96             134

Change in unrealized gains (losses)                           (74)           (751)         (2,923)            405            (733)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (57)           (708)         (2,771)            501            (599)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (69)   $       (548)   $     (2,466)   $        585    $       (602)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                        Goldman Sachs Variable
                                                        STI Classic Variable Trust Sub-Accounts      Insurance Trust Sub-Accounts
                                                     --------------------------------------------    -----------------------------

                                                                                                         CORE
                                                        Capital      International   Value Income      Small Cap     International
                                                     Appreciation        Equity          Stock          Equity           Equity
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         16    $          5    $         14    $         48    $        142
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (4)             --              (3)            (13)            (20)
     Administrative expense                                    --              --              --              (1)             (1)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                          12               5              11              34             121
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      137              13           1,665             168              55
     Cost of investments sold                                 145              15           1,681             160              58
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (8)             (2)            (16)              8              (3)

Change in unrealized gains (losses)                            (8)             (3)             25             (65)           (379)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (16)             (5)              9             (57)           (382)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         (4)   $         --    $         20    $        (23)   $       (261)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                      J.P. Morgan
                                                    Series Trust II     Lazard Retirement Series          LSA Variable Series
                                                      Sub-Account         Trust Sub-Accounts               Trust Sub-Accounts
                                                     ------------    -----------------------------   -----------------------------

                                                         Small         Emerging      International     Focused
                                                        Company         Markets          Equity         Equity         Balanced
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         32    $         23    $         17   $         97     $        143
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (20)             (6)            (12)           (20)             (15)
     Administrative expense                                    (1)           --                (1)            (1)              (1)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          11              17               4             76              127
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      239             886             195            224              286
     Cost of investments sold                                 229             933             201            218              275
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           10             (47)             (6)             6               11

Change in unrealized gains (losses)                          (249)           (161)            (80)          (496)              22
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (239)           (208)            (86)          (490)              33
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (228)   $       (191)   $        (82)  $       (414)    $        160
                                                     ============    ============    ============   ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          The
($ in thousands)                                                                                                     Institutional
                                                                                                                       Universal
                                                                                                                      Funds Inc.
                                                                LSA Variable Series Trust Sub-Accounts               Sub-Accounts
                                                     -------------------------------------------------------------   -------------

                                                        Growth        Disciplined       Value          Emerging         Mid Cap
                                                        Equity           Equity         Equity       Growth Equity      Growth
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        100    $         27    $        175    $        506    $         67
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (22)            (15)            (16)            (25)            (25)
     Administrative expense                                    (2)             (1)             (1)             (2)             (2)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          76              11             158             479              40
                                                     ------------    ------------    ------------    ------------    ------------



NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      237             299             181              80             585
     Cost of investments sold                                 233             305             176              79             620
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                            4              (6)              5               1             (35)

Change in unrealized gains (losses)                          (326)           (226)            (46)         (1,361)           (513)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (322)           (232)            (41)         (1,360)           (548)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (246)   $       (221)   $        117    $       (881)   $       (508)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                                    PIMCO Variable
                                                      The Institutional Universal          OCC Accumulation         Insurance Trust
                                                        Funds Inc. Sub-Accounts           Trust Sub-Accounts         Sub-Accounts
                                                     ----------------------------    -----------------------------  ---------------

                                                                                                                       StocksPLUS
                                                        Mid Cap          High                                          Growth and
                                                         Value           Yield           Equity        Small Cap         Income
                                                     -------------   -------------   -------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        205    $        109    $         34    $         --    $         162
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (10)             (7)             (8)             (7)             (16)
     Administrative expense                                    (1)             (1)             (1)             (1)              (1)
                                                     ------------    ------------    ------------    ------------    -------------

         Net investment income (loss)                         194             101              25              (8)             145
                                                     ------------    ------------    ------------    ------------    -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      129             101             557           1,304              658
     Cost of investments sold                                 125             103             566           1,225              676
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized gains (losses)                            4              (2)             (9)             79              (18)

Change in unrealized gains (losses)                          (138)           (179)            111             159             (296)
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized and unrealized gains
              (losses) on investments                        (134)           (181)            102             238             (314)
                                                     ------------    ------------    ------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         60    $        (80)   $        127    $        230    $        (169)
                                                     ============    ============    ============    ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                       Salomon Brothers
                                                                                                          Variable
                                                       PIMCO Variable Insurance Trust Sub-Accounts       Sub-Account
                                                     -----------------------------------------------    -------------

                                                        Foreign        Total Return        Money
                                                          Bond             Bond            Market          Capital
                                                     --------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          20    $          84    $         181    $        157
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                 (3)             (17)             (40)            (20)
     Administrative expense                                     --               (1)              (3)             (1)
                                                     -------------    -------------   --------------    ------------

         Net investment income (loss)                           17               66              138             136
                                                     -------------    -------------   --------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                         8              211            4,299             207
     Cost of investments sold                                    8              210            4,299             195
                                                     -------------    -------------    -------------    ------------

         Net realized gains (losses)                            --                1               --              12

Change in unrealized gains (losses)                             (1)              63               --              (7)
                                                     -------------    -------------    -------------    ------------

         Net realized and unrealized gains
              (losses) on investments                           (1)              64               --               5
                                                     -------------    -------------    -------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $          16    $         130    $         138    $        141
                                                     =============    =============    =============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Alger American Fund Sub-Accounts
                                           ----------------------------------------------------------------------

                                                   Growth            Income and Growth        Leveraged AllCap
                                           ----------------------  ----------------------  ----------------------
                                              2000        1999        2000        1999        2000        1999
                                           ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)               $   4,106   $     978   $   6,178   $     412   $   2,650   $     254
Net realized gains (losses)                    1,605         917         609         (25)        693         690
Change in unrealized gains (losses)          (12,443)      3,613      (8,319)      5,172     (13,774)      5,433
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                          (6,732)      5,508      (1,532)      5,559     (10,431)      6,377
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      14,308      14,785      13,097       9,663      15,835       8,960
Benefit payments                                (175)        (40)       (360)        (62)       (124)        (18)
Payments on termination                       (3,464)     (1,027)     (2,487)     (1,032)     (2,107)       (382)
Loans - net                                       (5)         (3)       --            (2)          6        --
Contract administration charges                  (16)         (3)        (10)         (2)        (15)         (1)
Transfers among the sub-accounts
     and with the Fixed Account - net            709       4,347       7,045       3,666       5,115       4,496
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions                11,357      18,059      17,285      12,231      18,710      13,055
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS              4,625      23,567      15,753      17,790       8,279      19,432

NET ASSETS AT BEGINNING OF PERIOD             29,948       6,381      22,730       4,940      21,354       1,922
                                           ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD                $  34,573   $  29,948   $  38,483   $  22,730   $  29,633   $  21,354
                                           =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                         Janus Aspen Series
                                               Alger American Fund Sub-Accounts             Sub-Accounts
                                        ---------------------------------------------  ----------------------

                                           MidCap Growth        Small Capitalization      Flexible Income
                                       ----------------------  ----------------------  ----------------------

                                          2000        1999       2000         1999        2000        1999
                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $   1,440   $     463   $   3,938   $     353   $     589   $     806
Net realized gains (losses)                  341         317         271         122        (164)        (33)
Change in unrealized gains (losses)       (2,978)        973      (7,964)      1,460         217        (730)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                      (1,197)      1,753      (3,755)      1,935         642          43
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   8,926       3,330       3,918       2,426       2,006       4,731
Benefit payments                             (66)        (12)        (59)        (11)       (100)       (106)
Payments on termination                   (1,284)       (219)       (759)       (168)       (961)     (1,049)
Loans - net                                   (1)         (1)        (10)        (14)         (3)         (3)
Contract administration charges               (5)         (1)         (4)         (1)         (8)         (2)
Transfers among the sub-accounts
     and with the Fixed Account - net     16,981         332       2,880         977      (2,424)       (558)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions            24,551       3,429       5,966       3,209      (1,490)      3,013
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS         23,354       5,182       2,211       5,144        (848)      3,056

NET ASSETS AT BEGINNING OF PERIOD          7,735       2,553       7,717       2,573      14,619      11,563
                                       ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD            $  31,089   $   7,735   $   9,928   $   7,717   $  13,771   $  14,619
                                       =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                             Janus Aspen Series Sub-Accounts
                                        ---------------------------------------------------------------------------


                                               Balanced                   Growth               Aggressive Growth
                                        -----------------------   -----------------------   -----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   8,142    $     539    $   8,894    $    (504)   $  11,676    $   1,070
Net realized gains (losses)                 1,423        2,683        6,756        8,006        9,366        8,096
Change in unrealized gains (losses)       (12,801)       8,490      (39,231)      21,736      (67,013)      38,961
                                         ---------   ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                       (3,236)      11,712      (23,581)      29,238      (45,971)      48,127
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   22,515       20,759       36,871       25,102       38,591       12,398
Benefit payments                             (494)        (354)      (1,004)        (419)        (472)        (102)
Payments on termination                    (6,765)      (3,703)     (11,670)      (5,242)     (11,446)      (2,505)
Loans - net                                    (7)          (8)         (30)         (14)         (73)         (10)
Contract administration charges               (55)         (14)         (98)         (25)         (92)         (20)
Transfers among the sub-accounts
     and with the Fixed Account - net       6,979        4,922       10,381        8,348       11,441        7,598
                                        ---------    ---------    ---------    ---------    ---------    ---------

Increase (decrease) in net assets
     from capital transactions             22,173       21,602       34,450       27,750       37,949       17,359
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS          18,937       33,314       10,869       56,988       (8,022)      65,486

NET ASSETS AT BEGINNING OF PERIOD          68,437       35,123      113,658       56,670       98,626       33,140
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $  87,374    $  68,437    $ 124,527    $ 113,658    $  90,604    $  98,626
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                          Janus Aspen Series
                                             Sub-Accounts              IAI Retirement Funds, Inc. Sub-Accounts
                                        -----------------------   ------------------------------------------------

                                           Worldwide Growth              Regional                   Reserve
                                        -----------------------   ----------------------    ----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $  12,751    $  (1,258)   $   1,233    $      39    $      17    $      12
Net realized gains (losses)                15,708       10,254          705          342           (3)          (1)
Change in unrealized gains (losses)       (59,858)      48,843       (1,348)       1,194            3           (8)
                                        ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                      (31,399)      57,839          590        1,575           17            3
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   43,746       23,533          152          302           23           82
Benefit payments                             (904)        (481)         (41)         (27)          --           --
Payments on termination                   (16,978)      (6,760)      (1,091)      (1,122)         (63)        (104)
Loans - net                                   (76)         (52)           2            2           --           --
Contract administration charges              (139)         (37)         (22)          (5)          (2)          --
Transfers among the sub-accounts
     and with the Fixed Account - net      12,084        1,148       (3,849)      (3,075)         (72)         (25)
                                        ---------    ---------    ---------    ---------    ---------     ---------

Increase (decrease) in net assets
     from capital transactions             37,733       17,351       (4,849)      (3,925)        (114)         (47)
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS           6,334       75,190       (4,259)      (2,350)         (97)         (44)

NET ASSETS AT BEGINNING OF PERIOD         154,433       79,243       10,620       12,970          449          493
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $ 160,767    $ 154,433    $   6,361    $  10,620    $     352    $     449
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                        AI Retirement Funds, Inc.
                                              Sub-Accounts              Fidelity Variable Insurance Products Fund II Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------

                                                Balanced                       Asset Manager                    Contrafund
                                      -----------------------------   -----------------------------   -----------------------------

                                          2000            1999             2000           1999             2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        248    $        133    $      2,112    $      1,271    $      7,554    $        916
Net realized gains (losses)                     49              79             111             358           1,248           3,472
Change in unrealized gains (losses)           (353)           (149)         (3,464)            398         (14,200)          5,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                           (56)             63          (1,241)          2,027          (5,398)         10,186
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        87             416           2,859           2,824          14,042          15,075
Benefit payments                               (12)            (43)           (126)           (252)           (567)           (152)
Payments on termination                       (267)           (164)         (2,461)         (1,358)         (7,498)         (2,228)
Loans - net                                     --              --              --              (4)             (2)             (7)
Contract administration charge                  (4)             (1)            (32)             (8)            (55)            (18)
Transfers among the sub-accounts
     and with the Fixed Account - net         (515)           (172)             24          (1,278)          1,335           1,622
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions                (711)             36             264             (76)          7,255          14,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS             (767)             99            (977)          1,951           1,857          24,478

NET ASSETS AT BEGINNING OF PERIOD            2,927           2,828          23,233          21,282          63,666          39,188
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $      2,160    $      2,927    $     22,256    $     23,233    $     65,523    $     63,666
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                       Fidelity Variable Insurance
                                      Products Fund II Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   ------------------------------------------------------------

                                                Index 500                      Money Market                   Equity-Income
                                      ----------------------------    ----------------------------    ----------------------------

                                           2000            1999            2000            1999            2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        (63)   $       (212)   $      3,091    $      1,706    $      6,051    $      2,808
Net realized gains (losses)                  1,256             764              --              --             410           3,489
Change in unrealized gains (losses)         (9,473)          6,222              --              --            (772)         (2,491)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                        (8,280)          6,774           3,091           1,706           5,689           3,806
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    24,433          31,559          74,155          59,959          10,909          16,805
Benefit payments                              (421)           (133)           (664)           (423)           (624)           (741)
Payments on termination                     (6,357)         (2,681)         (9,252)         (5,955)        (11,954)         (9,566)
Loans - net                                     (9)             (7)             47             (55)            (46)            (28)
Contract administration charges                (35)             (7)            (31)             (9)           (117)            (36)
Transfers among the sub-accounts
     and with the Fixed Account - net        6,742           8,197         (52,465)        (19,081)         (2,455)         (4,142)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions              24,353          36,928          11,790          34,436          (4,287)          2,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS           16,073          43,702          14,881          36,142           1,402           6,098

NET ASSETS AT BEGINNING OF PERIOD           59,249          15,547          66,146          30,004          91,036          84,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $     75,322    $     59,249    $     81,027    $     66,146    $     92,438    $     91,036
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                    Federated Insurance
                                                                                                     Management Series
                                        Fidelity Variable Insurance Products Fund Sub-Accounts         Sub-Accounts
                                        ------------------------------------------------------    ------------------------

                                                  Growth                     Overseas             High Income Bond Fund II
                                        --------------------------    ------------------------    ------------------------

                                             2000          1999          2000         1999           2000         1999
                                        ------------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     9,569     $   5,979     $   2,732     $     550     $   1,381     $   1,413
Net realized gains (losses)                   4,276         4,819         1,395         1,258        (1,222)         (266)
Change in unrealized gains (losses)         (28,635)       13,445        (8,829)        6,304        (1,958)         (928)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from operations                          (14,790)       24,243        (4,702)        8,112        (1,799)          219
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     20,438        17,004         2,998         1,507         2,456         3,791
Benefit payments                               (810)         (233)         (316)         (215)         (261)         (162)
Payments on termination                      (9,345)       (4,710)       (6,994)       (1,226)       (2,823)       (1,582)
Loans - net                                      (1)           (6)            5             4            --            (1)
Contract administration charges                (121)          (31)          (30)           (7)          (15)           (5)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,216            37        (2,358)       (1,648)         (996)       (1,803)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from capital transactions                 17,377        12,061        (6,695)       (1,585)       (1,639)          238
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS             2,587        36,304       (11,397)        6,527        (3,438)          457

NET ASSETS AT BEGINNING OF PERIOD            97,878        61,574        28,711        22,184        19,172        18,715
                                        -----------     ---------     ---------     ---------     ---------     ---------

NET ASSETS AT END OF PERIOD             $   100,465     $  97,878     $  17,314     $  28,711     $  15,734     $  19,172
                                        ===========     =========     =========     =========     =========     =========















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          Scudder Variable Life
                                            Federated Insurance Management Series Sub-Accounts        Investment Fund Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                                             U.S. Government
                                              Utility Fund II               Securities Fund II                    Bond
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        599   $        840    $        406   $        271    $        300   $        234
Net realized gains (losses)                       44            271             (89)           (36)            (62)           (74)
Change in unrealized gains (losses)           (2,391)        (1,021)            859           (410)            457           (320)
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                            (1,748)            90           1,176           (175)            695           (160)
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,238          4,796           2,699          4,141           1,517          1,909
Benefit payments                                (209)           (83)            (67)           (42)           (100)           (27)
Payments on termination                       (1,786)        (1,513)         (1,001)          (620)           (615)          (666)
Loans - net                                        2             (1)             --             --              (2)            (1)
Contract administration charges                  (16)            (5)             (7)            (2)             (7)            (2)
Transfers among the sub-accounts
   and with the Fixed Account - net              420           (121)          2,292            775            (694)           787
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,649          3,073           3,916          4,252              99          2,000
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (99)         3,163           5,092          4,077             794          1,840

NET ASSETS AT BEGINNING OF PERIOD             16,444         13,281          12,147          8,070           7,884          6,044
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     16,345   $     16,444    $     17,239   $     12,147    $      8,678   $      7,884
                                        ============   ============    ============   ============    ============   ============















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Scudder Variable Life Investment Fund Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Balanced                    Growth and Income              Global Discovery
                                        ----------------------------   ----------------------------   ----------------------------


                                              2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $      3,338   $      1,315    $         43   $         44    $        155   $         (2)
Net realized gains (losses)                      279            522             (14)             9            (158)            10
Change in unrealized gains (losses)           (4,481)         1,006            (144)            --            (418)           176
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (864)         2,843            (115)            53            (421)           184
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,244          5,716           1,337          1,913           2,773            256
Benefit payments                                (136)          (151)            (52)           (12)            (13)            --
Payments on termination                       (2,516)        (1,587)           (108)           (67)            (83)            (5)
Loans - net                                        2             (1)             --             --              --             --
Contract administration charges                  (25)            (7)             (1)            --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              647             72              47            166           1,246          1,070
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,216          4,042           1,223          2,000           3,923          1,321
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,352          6,885           1,108          2,053           3,502          1,505

NET ASSETS AT BEGINNING OF PERIOD             24,533         17,648           2,247            194           1,528             23
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     25,885   $     24,533    $      3,355   $      2,247    $      5,030   $      1,528
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                             Scudder Variable Life
                                        Investment Fund Sub-Accounts        Strong Variable Insurance Funds, Inc. Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                International                Discovery Fund II            Mid Cap Growth Fund II
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        278   $         13    $        (20)  $          4    $        956   $        (17)
Net realized gains (losses)                      141            184               3             (1)             88             76
Change in unrealized gains (losses)             (670)           323            (146)            24          (4,681)         1,421
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (251)           520            (163)            27          (3,637)         1,480
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,542            972             543            123           9,106          1,971
Benefit payments                                  (4)            --             (21)            --             (29)            --
Payments on termination                         (159)            (4)            (69)            (5)           (500)           (57)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (3)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,650            (35)          4,530             44           4,261          1,927
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,029            933           4,983            162          12,835          3,841
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,778          1,453           4,820            189           9,198          5,321

NET ASSETS AT BEGINNING OF PERIOD              1,561            108             205             16           5,453            132
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      4,339   $      1,561    $      5,025   $        205    $     14,651   $      5,453
                                        ============   ============    ============   ============    ============   ============















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                              T. Rowe Price                  T. Rowe Price
                                              Strong Opportunity        International Series, Inc.       Equity Series, Inc.
                                          Fund II, Inc. Sub-Account            Sub-Account                   Sub-Accounts
                                        ----------------------------   ----------------------------   ----------------------------

                                              Opportunity Fund II           International Stock            New America Growth
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        623   $          1    $        116   $          9    $        164   $         61
Net realized gains (losses)                       46              6             105             31             (15)             4
Change in unrealized gains (losses)             (575)           143            (427)           176            (366)            23
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                94            150            (206)           216            (217)            88
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,549            872           2,133            661             747            987
Benefit payments                                  --             --              (4)            --              (6)            --
Payments on termination                          (83)            (9)           (105)           (13)            (36)           (11)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,482            221             169             24             (44)            55
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,948          1,084           2,193            672             660          1,031
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              4,042          1,234           1,987            888             443          1,119

NET ASSETS AT BEGINNING OF PERIOD              1,264             30             992            104           1,230            111
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,306   $      1,264    $      2,979   $        992    $      1,673   $      1,230
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          MFS Variable Insurance
                                                T. Rowe Price Equity Series, Inc. Sub-Accounts             Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                Mid-Cap Growth                 Equity Income           Growth with Income Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         82   $          6    $        351   $        130    $        (12)  $        (19)
Net realized gains (losses)                      164             19            (127)             6              17              6
Change in unrealized gains (losses)             (120)           431             471           (193)            (74)           161
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                               126            456             695            (57)            (69)           148
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,274          1,708           1,578          1,764           1,314          3,127
Benefit payments                                 (66)            --             (29)            --              (9)            --
Payments on termination                         (171)           (21)           (445)           (21)           (239)           (43)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (1)            --              (2)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            3,733            176           1,817            903           1,267            329
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   5,769          1,863           2,920          2,646           2,331          3,413
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,895          2,319           3,615          2,589           2,262          3,561

NET ASSETS AT BEGINNING OF PERIOD              2,973            654           2,978            389           3,892            331
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      8,868   $      2,973    $      6,593   $      2,978    $      6,154   $      3,892
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Research Series           Emerging Growth Series          Total Return Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        160   $         (8)   $        305   $        (22)   $         84   $         21
Net realized gains (losses)                       43             17             152            117              96             (6)
Change in unrealized gains (losses)             (751)           297          (2,923)         1,542             405            (15)
                                        ------------   ------------    ------------   ------------    ------------   ------------
`
Increase (decrease) in net assets
   from operations                              (548)           306          (2,466)         1,637             585           --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,275          1,636           6,314          3,136           1,376          1,813
Benefit payments                                 (35)            --             (48)            --             (22)           (32)
Payments on termination                         (203)           (26)           (249)           (32)           (161)           (51)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (2)            --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            2,043            142           2,114           (320)            688            312
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   4,079          1,752           8,129          2,784           1,880          2,042
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,531          2,058           5,663          4,421           2,465          2,042

NET ASSETS AT BEGINNING OF PERIOD              2,199            141           4,527            106           2,311            269
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,730   $      2,199    $     10,190   $      4,527    $      4,776   $      2,311
                                        ============   ============    ============   ============    ============   ============
















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           MFS Variable Insurance
                                              Trust Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                             New Discovery Series          Capital Appreciation           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999(a)          2000            1999(a)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         (3)  $         28    $         12   $         16    $          5   $         --
Net realized gains (losses)                      134             75              (8)            (6)             (2)            --
Change in unrealized gains (losses)             (733)           504              (8)            (4)             (3)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (602)           607              (4)             6              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,579            648             160            386              22             --
Benefit payments                                 (48)            --              --             --              --             --
Payments on termination                         (320)           (12)             (6)            (4)             --             --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            4,215            795            (109)           (61)             --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   8,425          1,431              45            321              22             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              7,823          2,038              41            327              22             --

NET ASSETS AT BEGINNING OF PERIOD              2,117             79             327             --              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      9,940   $      2,117    $        368   $        327    $         22   $         --
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           STI Classic Variable
                                            Trust Sub-Accounts          Goldman Sachs Variable Insurance Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                              Value Income Stock         CORE Small Cap Equity           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(a)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          5    $         34   $         --    $        121   $          5
Net realized gains (losses)                      (16)            (4)              8             --              (3)            --
Change in unrealized gains (losses)               25             (8)            (65)            23            (379)             4
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                20             (7)            (23)            23            (261)             9
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         203            117             544            379           2,055            294
Benefit payments                                  (8)            --              --             --              --             --
Payments on termination                          (17)            --             (38)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               98            (20)            533             38             409             38
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     276             97           1,039            417           2,431            332
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                296             90           1,016            440           2,170            341

NET ASSETS AT BEGINNING OF PERIOD                 90             --             440             --             341             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $        386   $         90    $      1,456   $        440    $      2,511   $        341
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999

(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                J.P. Morgan
                                         Series Trust II Sub-Account           Lazard Retirement Series Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                Small Company                Emerging Markets              International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $         --    $         17   $         --    $          4   $         --
Net realized gains (losses)                       10             --             (47)            --              (6)            --
Change in unrealized gains (losses)             (249)            24            (161)             4             (80)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (228)            24            (191)             4             (82)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,417            572             451            148             872            344
Benefit payments                                  --             --              --             --             (13)            --
Payments on termination                          (24)            --              (6)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              548             --             124             42             212             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,941            572             569            190           1,038            344
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,713            596             378            194             956            352

NET ASSETS AT BEGINNING OF PERIOD                596             --             194             --             352             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,309   $        596    $        572   $        194    $      1,308   $        352
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Focused Equity                  Balanced                     Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------
                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         76   $         --    $        127   $         --    $         76   $         --
Net realized gains (losses)                        6             --              11             --               4              1
Change in unrealized gains (losses)             (496)            11              22              1            (326)            12
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (414)            11             160              1            (246)            13
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,883            479           1,959             77           2,550            280
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (28)            --             (33)            --             (26)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              355             42              (1)            --             306             53
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,210            521           1,925             77           2,830            333
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,796            532           2,085             78           2,584            346

NET ASSETS AT BEGINNING OF PERIOD                532             --              78             --             346             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,328   $        532    $      2,163   $         78    $      2,930   $        346
                                        ============   ============    ============   ============    ============   ============







(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                             Disciplined Equity                Value Equity              Emerging Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          1    $        158   $         --    $        479   $         --
Net realized gains (losses)                       (6)            --               5             --               1             --
Change in unrealized gains (losses)             (226)             2             (46)             5          (1,361)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (221)             3             117              5            (881)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,816            142           1,774            146           2,149            322
Benefit payments                                  --             --             (15)            --             (11)            --
Payments on termination                           (9)            --             (42)            --             (39)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              335             --             293             39           1,032             42
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,142            142           2,010            185           3,131            364
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,921            145           2,127            190           2,250            375

NET ASSETS AT BEGINNING OF PERIOD                145             --             190             --             375             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,066   $        145    $      2,317   $        190    $      2,625   $        375
                                        ============   ============    ============  =============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                          The Institutional Universal Funds, Inc. Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                               Mid Cap Growth                  Mid Cap Value                   High Yield
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         40   $         --    $        194   $          3    $        101   $         --
Net realized gains (losses)                      (35)            --               4             --              (2)            --
Change in unrealized gains (losses)             (513)             4            (138)             3            (179)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (508)             4              60              6             (80)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,645             45           1,424             29             763            185
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (80)            --             (15)            --             (22)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,110             42             160             38              (4)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,675             87           1,569             67             737            185
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,167             91           1,629             73             657            185

NET ASSETS AT BEGINNING OF PERIOD                 91             --              73             --             185             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      3,258   $         91    $      1,702   $         73    $        842   $        185
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                              PIMCO Variable
                                                   OCC Accumulation Trust Sub-Accounts                Insurance Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                    Equity                      Small Cap             StocksPLUS Growth and Income
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        25    $         --    $         (8)  $         --    $        145   $          3
Net realized gains (losses)                      (9)             --              79             --             (18)            --
Change in unrealized gains (losses)             111              --             159             --            (296)            --
                                        -----------    ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              127              --             230             --            (169)             3
                                        -----------    ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      1,431              61             401             --           1,705            146
Benefit payments                                 --              --              --             --             (14)            --
Payments on termination                         (43)             --             (31)            --             (41)            --
Loans - net                                      --              --              --             --              --             --
Contract administration charges                  --              --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            (189)             --             405             --             240             --

                                        ------------   ------------    ------------    -----------     -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,199             61             775             --           1,890            146
                                        -------------  -------------   -------------  ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS              1,326             61           1,005             --           1,721            149

NET ASSETS AT BEGINNING OF PERIOD                 61             --              --             --             149             --

                                        -------------  -------------   -------------  ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      1,387   $         61    $      1,005   $         --    $      1,870   $        149
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  PIMCO Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Foreign Bond                Total Return Bond               Money Market
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         17   $         --    $         66   $          1    $        138   $          2
Net realized gains (losses)                       --             --               1             --              --             --
Change in unrealized gains (losses)               (1)            --              63              1              --             --

                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                16             --             130              2             138              2
                                        ------------   ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          76            182           1,701            550           7,188            938
Benefit payments                                  --             --              --             --              --             --
Payments on termination                           (6)            --             (34)            --            (111)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               76             --             287             --          (3,447)          (374)
                                        ------------   ------------    ------------   ------------    ------------   ------------


Increase (decrease) in net assets
   from capital transactions                     146            182           1,954            550           3,630            564

                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                162            182           2,084            552           3,768            566

NET ASSETS AT BEGINNING OF PERIOD                182             --             552            --              566             --
                                        ------------   ------------    ------------   ------------    ------------   ------------


NET ASSETS AT END OF PERIOD             $        344   $        182    $      2,636   $        552    $      4,334   $        566
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------

($ in thousands)

                                                              Salomon Brothers Variable
                                                              Series Funds Sub-Account
                                                         -----------------------------------

                                                                       Capital
                                                         -----------------------------------

                                                              2000                1999 (b)
                                                         ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                             $          136      $           18
Net realized gains (losses)                                          12                  --
Change in unrealized gains (losses)                                  (7)                 (8)
                                                         --------------      --------------

Increase (decrease) in net assets
   from operations                                                  141                  10
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                          2,089                 558
Benefit payments                                                    (15)                 --
Payments on termination                                             (30)                 --
Loans - net                                                          --                  --
Contract administration charges                                      --                  --
Transfers among the sub-accounts
   and with the Fixed Account - net                                  17                  --
                                                         --------------      --------------

Increase (decrease) in net assets
   from capital transactions                                      2,061                 558
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS                                 2,202                 568

NET ASSETS AT BEGINNING OF PERIOD                                   568                  --
                                                         --------------      --------------

NET ASSETS AT END OF PERIOD                              $        2,770      $          568
                                                         ==============      ==============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Lincoln Benefit sells four variable annuity contracts, Investor's Select, Consultant I, Consultant II and Premier Planner (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      ALGER AMERICAN FUND                               SCUDDER VARIABLE LIFE INVESTMENT FUND
          Growth                                             Bond
          Income and Growth                                  Balanced
          Leveraged AllCap                                   Growth and Income
          MidCap Growth                                      Global Discovery
          Small Capitalization                               International
      JANUS ASPEN SERIES                                STRONG VARIABLE INSURANCE FUNDS, INC
          Flexible Income                                    Discovery Fund II
          Balanced                                           Mid Cap Growth Fund II
          Growth                                        STRONG OPPORTUNITY FUND II, INC.
          Aggressive Growth                                  Opportunity Fund II
          Worldwide Growth                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
      IAI RETIREMENT FUNDS, INC.                             International Stock
          Regional                                      T. ROWE PRICE EQUITY SERIES, INC.
          Reserve                                            New America Growth
          Balanced                                           Mid-Cap Growth
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II           Equity Income
          Asset Manager                                 MFS VARIABLE INSURANCE TRUST
          Contrafund                                         Growth with Income Series
          Index 500                                          Research Series
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND              Emerging Growth Series
          Money Market                                       Total Return Series
          Equity-Income                                      New Discovery Series
          Growth                                        STI CLASSIC VARIABLE TRUST
          Overseas                                           Capital Appreciation
      FEDERATED INSURANCE MANAGEMENT SERIES                  International Equity
          High Income Bond Fund II                           Value Income Stock
          Utility Fund II                               GOLDMAN SACHS VARIABLE INSURANCE TRUST
          U.S. Government Securities Fund II                 CORE Small Cap Equity
                                                             International Equity

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      J.P. MORGAN SERIES TRUST II                       THE INSTITUTIONAL UNIVERSAL FUNDS, INC.
          Small Company                                      Mid Cap Growth
      LAZARD RETIREMENT SERIES TRUST                         Mid Cap Value
          Emerging Markets                                   High Yield
          International Equity                          OCC ACCUMULATION TRUST
      LSA VARIABLE SERIES TRUST                              Equity
          Focused Equity                                     Small Cap
          Balanced                                      PIMCO VARIABLE INSURANCE TRUST
          Growth Equity                                      StocksPLUS Growth and Income
          Disciplined Equity                                 Foreign Bond
          Value Equity                                       Total Return Bond
          Emerging Growth Equity                             Money Market
                                                        SALOMON BROTHERS VARIABLE SERIES FUNDS
                                                             Capital

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select. The rate is .10% for Consultant I, Consultant II and Premier Planner.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)

                                                                                         INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             676,378       310,979        (379,713)
      Income and Growth                                                                  581,544       365,547        (185,203)
      Leveraged AllCap                                                                   330,069       506,164        (438,006)
      MidCap Growth                                                                      257,838       947,929        (512,053)
      Small Capitalization                                                               333,325       508,851        (433,431)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    748,162       102,083        (271,020)
      Balanced                                                                         1,725,833       244,088        (318,006)
      Growth                                                                           2,478,426       586,948        (653,320)
      Aggressive Growth                                                                1,531,639       523,227        (550,153)
      Worldwide Growth                                                                 3,222,820     1,000,987      (1,136,828)

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           533,632        21,570        (250,917)
      Reserve                                                                             38,476         3,621         (13,256)
      Balanced                                                                           180,094        10,362         (53,486)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                    1,153,565        83,859        (237,565)
      Contrafund                                                                       2,294,148       286,077        (582,791)
      Index 500                                                                        1,732,194       710,224        (667,574)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     3,210,449     6,827,991      (7,679,485)
      Equity-Income                                                                    3,422,044       564,032      (1,232,161)
      Growth                                                                           2,466,985       579,583        (664,384)
      Overseas                                                                         1,335,981       439,685        (891,723)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                         1,087,087       388,919        (640,217)
      Utility Fund II                                                                    639,124        80,354        (178,970)
      U.S. Government Securities Fund II                                                 638,219       332,346        (334,585)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               502,991        41,051        (172,671)
      Balanced                                                                           883,754        60,101        (153,485)

                                                                                          INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             607,644            $           15.14
      Income and Growth                                                                  761,888                        17.17
      Leveraged AllCap                                                                   398,227                        18.95
      MidCap Growth                                                                      693,714                        17.04
      Small Capitalization                                                               408,745                        11.18

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    579,225                        15.77
      Balanced                                                                         1,651,915                        26.13
      Growth                                                                           2,412,054                        28.60
      Aggressive Growth                                                                1,504,713                        34.12
      Worldwide Growth                                                                 3,086,979                        31.92

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           304,285                        20.90
      Reserve                                                                             28,841                        12.20
      Balanced                                                                           136,970                        15.77

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      999,859                        16.60
      Contrafund                                                                       1,997,434                        19.73
      Index 500                                                                        1,774,844                        12.77

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,358,955                        13.10
      Equity-Income                                                                    2,753,915                        24.06
      Growth                                                                           2,382,184                        29.26
      Overseas                                                                           883,943                        16.07

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                           835,789                        13.08
      Utility Fund II                                                                    540,508                        16.17
      U.S. Government Securities Fund II                                                 635,980                        13.53

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               371,371                        13.19
      Balanced                                                                           790,370                        21.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             624,209       889,013        (391,379)
      Income and Growth                                                                  402,339       550,275         (99,028)
      Leveraged AllCap                                                                   276,291       498,812         (92,524)
      MidCap Growth                                                                      133,411       750,211        (270,435)
      Small Capitalization                                                                77,078       386,533        (214,351)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    197,019        87,239         (65,505)
      Balanced                                                                           722,058       915,608         (42,269)
      Growth                                                                             927,469     1,759,750        (731,680)
      Aggressive Growth                                                                  440,699     1,225,332        (638,450)
      Worldwide Growth                                                                   931,544     4,745,913      (3,191,578)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      154,441       156,446         (32,561)
      Contrafund                                                                         548,967       529,100         (76,573)
      Index 500                                                                          983,492       926,581        (114,691)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,451,852    11,658,668     (10,916,049)
      Equity-Income                                                                      616,769       836,058        (244,128)
      Growth                                                                             541,326     1,024,147        (264,643)
      Overseas                                                                            26,260       133,802         (27,809)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          196,572     1,420,898      (1,277,306)
      Utility Fund II                                                                    198,037       240,133         (36,794)
      U.S. Government Securities Fund II                                                 175,793       773,583        (543,361)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               123,093        64,495         (32,088)
      Balanced                                                                           220,270       316,686         (82,283)
      Growth and Income                                                                  138,946       127,656         (74,080)
      Global Discovery                                                                    46,091       161,200         (93,268)
      International                                                                       56,287       123,527         (66,513)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    5,111       306,378         (29,011)
      Growth Fund II                                                                     164,207       402,361         (99,793)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 46,155       147,515         (24,869)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 22,869        44,885          (2,300)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  57,131        54,481         (10,845)
      Mid-Cap Growth                                                                      85,857       323,328         (64,429)
      Equity Income                                                                      128,022       477,049        (343,299)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          133,121       115,717         (31,147)
      Research Series                                                                     75,847       203,440         (39,084)
      Emerging Growth Series                                                             114,684       179,869         (20,109)
      Total Return Series                                                                118,240       281,131        (191,882)
      New Discovery Series                                                                55,274       213,001         (49,103)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                20,427        11,961          (9,194)
      International Equity                                                                    21         2,574            (877)
      Value Income Stock                                                                   8,610       168,849        (167,354)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                           1,121,843            $           13.26
      Income and Growth                                                                  853,586                        15.77
      Leveraged AllCap                                                                   682,579                        16.72
      MidCap Growth                                                                      613,187                        16.28
      Small Capitalization                                                               249,260                        11.52

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    218,753                        10.80
      Balanced                                                                         1,595,397                        14.12
      Growth                                                                           1,955,539                        14.23
      Aggressive Growth                                                                1,027,581                        18.39
      Worldwide Growth                                                                 2,485,879                        14.45

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      278,326                        11.25
      Contrafund                                                                       1,001,494                        12.97
      Index 500                                                                        1,795,382                        12.11

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,194,471                        11.07
      Equity-Income                                                                    1,208,699                        12.18
      Growth                                                                           1,300,830                        13.87
      Overseas                                                                           132,253                        11.81

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          340,164                         8.94
      Utility Fund II                                                                    401,376                        10.06
      U.S. Government Securities Fund II                                                 406,015                        11.05

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               155,500                        10.88
      Balanced                                                                           454,673                        12.17
      Growth and Income                                                                  192,522                        10.66
      Global Discovery                                                                   114,023                        16.51
      International                                                                      113,301                        12.25

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                  282,478                        11.81
      Growth Fund II                                                                     466,775                        18.00

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                168,801                        15.34

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 65,454                        11.52

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                 100,767                        11.05
      Mid-Cap Growth                                                                     344,756                        14.91
      Equity Income                                                                      261,772                        12.33

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          217,691                        11.63
      Research Series                                                                    240,203                        12.75
      Emerging Growth Series                                                             274,444                        16.28
      Total Return Series                                                                207,489                        12.38
      New Discovery Series                                                               219,172                        18.82

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                23,194                        10.26
      International Equity                                                                 1,718                        10.02
      Value Income Stock                                                                  10,105                         9.42

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             231,260       193,271         (31,802)
      Income and Growth                                                                  248,187       242,916         (35,979)
      Leveraged AllCap                                                                    97,191       155,748         (34,166)
      MidCap Growth                                                                       39,695       201,818         (31,150)
      Small Capitalization                                                                33,114        58,608         (19,898)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     50,882        58,348         (13,610)
      Balanced                                                                           421,211       486,076         (26,580)
      Growth                                                                             338,171       501,914         (15,788)
      Aggressive Growth                                                                  105,275       270,937         (28,019)
      Worldwide Growth                                                                   411,137       445,065         (30,317)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       66,166        80,707         (21,323)
      Contrafund                                                                         262,116       304,223         (29,845)
      Index 500                                                                          686,148       555,883         (56,441)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       435,122       951,574        (882,784)
      Equity-Income                                                                      375,346       199,250         (45,949)
      Growth                                                                             208,899       247,663         (16,323)
      Overseas                                                                            17,998        48,873          (1,523)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           64,354        39,495         (20,813)
      Utility Fund II                                                                    149,567        90,564         (34,091)
      U.S. Government Securities Fund II                                                  90,255        66,988         (62,742)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,938        62,853         (18,256)
      Balanced                                                                           111,209       107,272          (5,356)
      Growth and Income                                                                   37,864        53,786         (19,448)
      Global Discovery                                                                    10,302        44,548         (24,904)
      International                                                                       21,515        33,309         (12,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    9,132        42,274          (2,189)
      Growth Fund II                                                                      36,267       110,709         (21,087)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 24,845        68,496         (13,541)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,663        53,127          (5,100)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  21,505         4,488          (9,099)
      Mid-Cap Growth                                                                      96,322        84,105         (37,317)
      Equity Income                                                                       76,738        91,773         (19,727)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          111,594        85,469         (11,040)
      Research Series                                                                     39,021        76,486         (27,037)
      Emerging Growth Series                                                              30,880        82,206         (17,660)
      Total Return Series                                                                 43,038        61,646          (5,141)
      New Discovery Series                                                                21,614        85,412         (14,512)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,666         3,228            (664)
      International Equity                                                                    --            --
      Value Income Stock                                                                     665           997             (22)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             392,729            $           13.19
      Income and Growth                                                                  455,124                        15.69
      Leveraged AllCap                                                                   218,773                        16.64
      MidCap Growth                                                                      210,363                        16.20
      Small Capitalization                                                                71,824                        11.46

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     95,620                        10.74
      Balanced                                                                           880,707                        14.05
      Growth                                                                             824,297                        14.16
      Aggressive Growth                                                                  348,193                        18.31
      Worldwide Growth                                                                   825,885                        14.38

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      125,550                        11.19
      Contrafund                                                                         536,494                        12.91
      Index 500                                                                        1,185,590                        12.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       503,912                        11.01
      Equity-Income                                                                      528,647                        12.12
      Growth                                                                             440,239                        13.81
      Overseas                                                                            65,348                        11.76

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           83,036                         8.90
      Utility Fund II                                                                    206,040                        10.01
      U.S. Government Securities Fund II                                                  94,501                        10.99

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                72,535                        10.83
      Balanced                                                                           213,125                        12.11
      Growth and Income                                                                   72,202                        10.61
      Global Discovery                                                                    29,946                        16.43
      International                                                                       42,270                        12.19

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   49,217                        11.75
      Growth Fund II                                                                     125,889                        17.92

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 79,800                        15.27

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 75,690                        11.46

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  16,894                        11.00
      Mid-Cap Growth                                                                     143,110                        14.84
      Equity Income                                                                      148,784                        12.27

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          186,023                        11.58
      Research Series                                                                     88,470                        12.69
      Emerging Growth Series                                                              95,426                        16.20
      Total Return Series                                                                 99,543                        12.32
      New Discovery Series                                                                92,514                        18.73

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,230                        10.22
      International Equity                                                                    --                         9.99
      Value Income Stock                                                                   1,640                         9.39

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             163,349        98,162         (26,810)
      Income and Growth                                                                   60,143       101,883         (28,898)
      Leveraged AllCap                                                                   119,956       137,801         (26,519)
      MidCap Growth                                                                       29,209       130,364         (18,725)
      Small Capitalization                                                                28,480        61,746          (3,432)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     27,217        28,375         (15,383)
      Balanced                                                                           128,056       145,224         (33,198)
      Growth                                                                             258,055       339,901         (30,784)
      Aggressive Growth                                                                   98,325       294,634         (28,625)
      Worldwide Growth                                                                   193,058       344,238         (34,006)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       17,720        13,570          (1,636)
      Contrafund                                                                         107,737       127,926         (29,813)
      Index 500                                                                          623,829       424,648        (243,277)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       276,322       554,696        (592,261)
      Equity-Income                                                                      105,296        96,258         (24,025)
      Growth                                                                             137,301       120,239         (21,551)
      Overseas                                                                             9,578        24,915            (470)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           33,644        21,434          (9,850)
      Utility Fund II                                                                     24,931         5,748          (5,074)
      U.S. Government Securities Fund II                                                  64,811       120,833         (69,136)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                10,792        17,056            (627)
      Balanced                                                                            27,978        13,133         (10,419)
      Growth and Income                                                                   15,890        14,348          (5,157)
      Global Discovery                                                                    13,686        41,179          (5,128)
      International                                                                        9,617        45,530          (4,302)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      598        31,744          (5,462)
      Growth Fund II                                                                      12,658        86,431         (15,402)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  7,846        48,066          (1,302)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,012        24,194          (1,244)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                   6,584        21,616          (4,789)
      Mid-Cap Growth                                                                      12,775        24,876          (5,651)
      Equity Income                                                                       31,694        59,110         (13,811)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           52,396        30,148          (3,753)
      Research Series                                                                     29,595        46,269          (1,382)
      Emerging Growth Series                                                              62,647       135,042         (25,211)
      Total Return Series                                                                 27,465        20,231          (5,057)
      New Discovery Series                                                                 4,834        86,394         (12,212)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   353            95            (448)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --        29,623          (3,450)


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             234,701            $           13.13
      Income and Growth                                                                  133,128                        15.62
      Leveraged AllCap                                                                   231,238                        16.56
      MidCap Growth                                                                      140,848                        16.13
      Small Capitalization                                                                86,794                        11.41

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     40,209                        10.69
      Balanced                                                                           240,082                        13.99
      Growth                                                                             567,172                        14.09
      Aggressive Growth                                                                  364,334                        18.22
      Worldwide Growth                                                                   503,290                        14.31

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts
      Asset Manager                                                                       29,654                        11.14
      Contrafund                                                                         205,850                        12.84
      Index 500                                                                          805,200                        12.00

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       238,757                        10.96
      Equity-Income                                                                      177,529                        12.06
      Growth                                                                             235,989                        13.74
      Overseas                                                                            34,023                        11.70

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           45,228                         8.85
      Utility Fund II                                                                     25,605                         9.96
      U.S. Government Securities Fund II                                                 116,508                        10.94

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,221                        10.78
      Balanced                                                                            30,692                        12.05
      Growth and Income                                                                   25,081                        10.56
      Global Discovery                                                                    49,737                        16.35
      International                                                                       50,845                        12.13

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   26,880                        11.70
      Growth Fund II                                                                      83,687                        17.83

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 54,610                        15.19

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,962                        11.41

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  23,411                        10.95
      Mid-Cap Growth                                                                      32,000                        14.77
      Equity Income                                                                       76,993                        12.22

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           78,791                        11.52
      Research Series                                                                     74,482                        12.63
      Emerging Growth Series                                                             172,478                        16.13
      Total Return Series                                                                 42,639                        12.26
      New Discovery Series                                                                79,016                        18.64

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                        10.19
      International Equity                                                                    --                         9.96
      Value Income Stock                                                                  26,173                         9.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        11,683             (18)
      Income and Growth                                                                       --        33,047            (124)
      Leveraged AllCap                                                                        --        24,436             (60)
      MidCap Growth                                                                           --         6,740          (2,929)
      Small Capitalization                                                                    --            --              --

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            --              --
      Balanced                                                                                --        18,072          (1,558)
      Growth                                                                                  --        16,438          (2,600)
      Aggressive Growth                                                                       --        23,556             (58)
      Worldwide Growth                                                                        --        19,054             (50)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --            --              --
      Contrafund                                                                              --         1,875              (2)
      Index 500                                                                               --        31,300          (2,610)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --            --              --
      Equity-Income                                                                           --        29,094             (32)
      Growth                                                                                  --        41,683         (39,724)
      Overseas                                                                                --            --              --

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --            --              --
      Utility Fund II                                                                         --         1,070              (4)
      U.S. Government Securities Fund II                                                      --            --              --

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --            --              --
      Balanced                                                                                --            --              --
      Growth and Income                                                                       --            --              --
      Global Discovery                                                                        --         1,270              (8)
      International                                                                           --            --              --

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --            --              --
      Growth Fund II                                                                          --        10,145          (1,014)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         1,377              (3)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --            --              --

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --            --              --
      Mid-Cap Growth                                                                          --         5,898             (42)
      Equity Income                                                                           --            --              --

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --            10              --
      Research Series                                                                         --         3,033          (1,519)
      Emerging Growth Series                                                                  --        13,592             (40)
      Total Return Series                                                                     --         1,873            (827)
      New Discovery Series                                                                    --         3,627              (9)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --            --              --
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --            --              --


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,665            $            8.17
      Income and Growth                                                                   32,923                         9.29
      Leveraged AllCap                                                                    24,376                         7.69
      MidCap Growth                                                                        3,811                         9.45
      Small Capitalization                                                                    --                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --                        10.41
      Balanced                                                                            16,514                         9.63
      Growth                                                                              13,838                         8.33
      Aggressive Growth                                                                   23,498                         6.66
      Worldwide Growth                                                                    19,004                         8.20

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --                         9.60
      Contrafund                                                                           1,873                         9.39
      Index 500                                                                           28,690                         9.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --                        10.24
      Equity-Income                                                                       29,062                        11.05
      Growth                                                                               1,959                         8.40
      Overseas                                                                                --                         8.45

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --                         9.20
      Utility Fund II                                                                      1,066                         9.15
      U.S. Government Securities Fund II                                                      --                        10.60

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --                        10.62
      Balanced                                                                                --                         9.65
      Growth and Income                                                                       --                         9.60
      Global Discovery                                                                     1,262                         9.13
      International                                                                           --                         8.72

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --                         9.27
      Growth Fund II                                                                       9,131                         8.06

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  1,374                        10.16

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --                         8.56

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       5,856                        10.07
      Equity Income                                                                           --                        11.53

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               10                         9.85
      Research Series                                                                      1,514                         8.88
      Emerging Growth Series                                                              13,552                         8.16
      Total Return Series                                                                  1,046                        11.21
      New Discovery Series                                                                 3,618                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                         9.64
      International Equity                                                                    --                         9.26
      Value Income Stock                                                                      --                        11.71

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        12,458          (1,328)
      Income and Growth                                                                       --        33,302            (964)
      Leveraged AllCap                                                                        --        67,485          (5,017)
      MidCap Growth                                                                           --       125,234          (1,658)
      Small Capitalization                                                                    --         5,145             (11)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            25               --
      Balanced                                                                                --        43,766            (182)
      Growth                                                                                  --       152,330         (54,057)
      Aggressive Growth                                                                       --       274,658          (2,610)
      Worldwide Growth                                                                                  68,127          (1,781)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --           300              (1)
      Contrafund                                                                              --        20,034            (945)
      Index 500                                                                               --       115,262         (12,518)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --       148,467        (117,914)
      Equity-Income                                                                           --         5,184            (252)
      Growth                                                                                  --        53,044            (154)
      Overseas                                                                                --         6,925             (57)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --           635             (38)
      Utility Fund II                                                                         --           719             (30)
      U.S. Government Securities Fund II                                                      --           238              (8)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --         1,408              (2)
      Balanced                                                                                --         1,209              (1)
      Growth and Income                                                                       --         3,132             (32)
      Global Discovery                                                                        --        11,794             (17)
      International                                                                           --         4,178             (27)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --           988            (266)
      Growth Fund II                                                                          --       110,946            (344)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         4,613              (6)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --         5,582              (7)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --             --              --
      Mid-Cap Growth                                                                          --         6,168             (76)
      Equity Income                                                                           --           136             (23)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --         3,229              (6)
      Research Series                                                                         --         6,248             (40)
      Emerging Growth Series                                                                  --        68,439          (1,448)
      Total Return Series                                                                     --         8,473             (72)
      New Discovery Series                                                                    --       114,688          (1,451)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --           932             (29)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --         1,640             (25)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,130            $            8.16
      Income and Growth                                                                   32,338                         9.28
      Leveraged AllCap                                                                    62,468                         7.68
      MidCap Growth                                                                      123,576                         9.44
      Small Capitalization                                                                 5,134                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         25                        10.40
      Balanced                                                                            43,584                         9.62
      Growth                                                                              98,273                         8.32
      Aggressive Growth                                                                  272,048                         6.65
      Worldwide Growth                                                                    66,346                         8.19

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                          299                         9.59
      Contrafund                                                                          19,089                         9.38
      Index 500                                                                          102,744                         9.04

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                        30,553                        10.23
      Equity-Income                                                                        4,932                        11.04
      Growth                                                                              52,890                         8.39
      Overseas                                                                             6,868                         8.44

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                              597                         9.19
      Utility Fund II                                                                        689                         9.14
      U.S. Government Securities Fund II                                                     230                        10.61

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                 1,406                        10.61
      Balanced                                                                             1,208                         9.64
      Growth and Income                                                                    3,100                         9.59
      Global Discovery                                                                    11,777                         9.12
      International                                                                        4,151                         8.71

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      722                         9.26
      Growth Fund II                                                                     110,602                         8.05

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  4,607                        10.15

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,575                         8.55

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       6,092                        10.06
      Equity Income                                                                          113                        11.52

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                            3,223                         9.85
      Research Series                                                                      6,208                         8.87
      Emerging Growth Series                                                              66,991                         8.15
      Total Return Series                                                                  8,401                        11.20
      New Discovery Series                                                               113,237                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   903                         9.63
      International Equity                                                                    --                        9.25
      Value Income Stock                                                                   1,615                        11.70

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             110,327        85,414         (40,777)
      Income and Growth                                                                   61,815       134,186         (61,522)
      Leveraged AllCap                                                                    80,962       113,127         (42,101)
      MidCap Growth                                                                       40,066       154,941         (46,978)
      Small Capitalization                                                                19,202        78,400         (42,273)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     51,252        33,251          (8,733)
      Balanced                                                                           210,584       243,956         (72,502)
      Growth                                                                             230,318       342,638         (71,218)
      Aggressive Growth                                                                  121,552       291,306        (119,348)
      Worldwide Growth                                                                   236,941     3,250,875      (3,034,249)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       16,640        54,952          (1,277)
      Contrafund                                                                         114,581       184,677         (39,008)
      Index 500                                                                          264,642       414,436        (201,049)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       309,000    21,573,541     (20,309,362)
      Equity-Income                                                                      136,950       118,057         (46,921)
      Growth                                                                             105,637       141,254         (34,600)
      Overseas                                                                            68,426     4,037,574      (4,078,253)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           39,637        43,118         (13,694)
      Utility Fund II                                                                     69,241       108,604         (54,610)
      U.S. Government Securities Fund II                                                  92,305       152,320         (78,025)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                18,799        81,707          (8,902)
      Balanced                                                                            38,133        18,108         (14,360)
      Growth and Income                                                                   11,386        96,395         (84,897)
      Global Discovery                                                                    16,668       165,277         (77,124)
      International                                                                       11,257     4,137,320      (4,002,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    3,089       149,980         (86,047)
      Growth Fund II                                                                      41,884        95,868         (52,140)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                  8,063        39,717          (7,989)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 14,390     4,949,042      (4,877,037)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  13,132         1,274          (3,791)
      Mid-Cap Growth                                                                      16,853        68,817         (17,608)
      Equity Income                                                                       33,427       146,391        (131,252)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           33,404        23,061         (10,958)
      Research Series                                                                     17,884        41,525         (17,244)
      Emerging Growth Series                                                              12,996        52,679         (20,155)
      Total Return Series                                                                 25,481        10,202          (6,976)
      New Discovery Series                                                                27,273        74,477         (18,423)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,015           409          (2,778)
      International Equity                                                                    --           499              (1)
      Value Income Stock                                                                   1,202        13,362         (13,362)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             154,964            $           13.21
      Income and Growth                                                                  134,479                        15.71
      Leveraged AllCap                                                                   151,988                        16.66
      MidCap Growth                                                                      148,029                        16.22
      Small Capitalization                                                                55,329                        11.48

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     75,770                        10.76
      Balanced                                                                           382,038                        14.07
      Growth                                                                             501,738                        14.18
      Aggressive Growth                                                                  293,510                        18.33
      Worldwide Growth                                                                   453,567                        14.40

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       70,315                        11.21
      Contrafund                                                                         260,250                        12.92
      Index 500                                                                          478,029                        12.07

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,573,179                        11.03
      Equity-Income                                                                      208,086                        12.14
      Growth                                                                             212,291                        13.82
      Overseas                                                                            27,747                        11.77

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           69,061                         8.91
      Utility Fund II                                                                    123,235                        10.02
      U.S. Government Securities Fund II                                                 166,600                        11.01

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                91,604                        10.84
      Balanced                                                                            41,881                        12.12
      Growth and Income                                                                   22,884                        10.62
      Global Discovery                                                                   104,821                        16.45
      International                                                                      146,023                        12.21

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   67,022                        11.77
      Growth Fund II                                                                      85,612                        17.94

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 39,791                        15.28

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 86,395                        11.47

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  10,615                        11.02
      Mid-Cap Growth                                                                      68,062                        14.86
      Equity Income                                                                       48,566                        12.29

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           45,507                        11.59
      Research Series                                                                     42,165                        12.71
      Emerging Growth Series                                                              45,520                        16.22
      Total Return Series                                                                 28,707                        12.33
      New Discovery Series                                                                83,327                        18.75

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,646                        10.23
      International Equity                                                                   498                        10.00
      Value Income Stock                                                                   1,202                         9.40

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               32,499        74,656         (12,229)
      International Equity                                                                22,152       141,506          (3,741)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       42,567       107,841         (15,390)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    11,803        82,299         (59,270)
      International Equity                                                                27,207        63,402         (10,804)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      34,228       138,623         (12,594)
      Balanced                                                                               386       143,482         (19,479)
      Growth Equity                                                                        3,394       146,639          (7,531)
      Disciplined Equity                                                                     684       171,597         (21,219)
      Value Equity                                                                            32       134,666         (12,044)
      Emerging Growth Equity                                                              16,191       116,732          (1,478)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                         409       203,451         (33,085)
      Mid Cap Value                                                                           --        93,099          (7,873)
      High Yield                                                                          17,868        59,666          (8,576)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                                  --        89,512         (30,525)
      Small Cap                                                                               --       136,509         (86,824)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                            21       147,969         (49,998)
      Foreign Bond                                                                        17,747        13,033            (712)
      Total Return Bond                                                                   54,509       144,991         (17,643)
      Money Market                                                                        45,777       600,494        (338,776)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             49,256       106,277         (14,366)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               94,926            $           12.23
      International Equity                                                               159,917                        10.52

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                      135,018                        12.25

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    34,832                         9.41
      International Equity                                                                79,805                        10.02

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                     160,257                        10.86
      Balanced                                                                           124,389                        11.17
      Growth Equity                                                                      142,502                        11.03
      Disciplined Equity                                                                 151,062                        10.08
      Value Equity                                                                       122,654                        12.55
      Emerging Growth Equity                                                             131,445                        12.04

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                     170,775                        12.61
      Mid Cap Value                                                                       85,226                        13.17
      High Yield                                                                          68,958                         9.14

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              58,987                        11.51
      Small Cap                                                                           49,685                        15.15

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        97,992                        10.39
      Foreign Bond                                                                        30,068                        10.99
      Total Return Bond                                                                  181,857                        11.01
      Money Market                                                                       307,495                        10.54

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                            141,167                        13.45

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                                3,604        21,349            (775)
      International Equity                                                                 5,621        74,133            (823)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                           --        54,779          (1,182)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                     2,809        36,041         (12,862)
      International Equity                                                                 4,064        54,643          (7,857)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                       8,359        50,325          (4,393)
      Balanced                                                                             7,126        68,188          (5,921)
      Growth Equity                                                                       24,902       110,108         (11,604)
      Disciplined Equity                                                                  11,935        48,157          (5,931)
      Value Equity                                                                        17,183        46,622          (1,762)
      Emerging Growth Equity                                                               5,259        83,801          (2,241)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                       6,216        89,572          (8,007)
      Mid Cap Value                                                                        6,021        38,921            (794)
      High Yield                                                                              --        23,423            (242)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                               5,784        78,143         (22,272)
      Small Cap                                                                               --        31,314         (14,611)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        12,776        73,765          (4,413)
      Foreign Bond                                                                            --         1,236              (5)
      Total Return Bond                                                                      224        59,604          (2,054)
      Money Market                                                                        10,350       162,247         (68,504)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                                 --        65,888            (930)


                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               24,178            $           12.20
      International Equity                                                                78,931                        10.50

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       53,597                        12.22

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    25,988                         9.39
      International Equity                                                                50,850                        10.00

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      54,291                        10.83
      Balanced                                                                            69,393                        11.14
      Growth Equity                                                                      123,406                        11.00
      Disciplined Equity                                                                  54,161                        10.05
      Value Equity                                                                        62,043                        12.52
      Emerging Growth Equity                                                              86,819                        12.01

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                      87,781                        12.58
      Mid Cap Value                                                                       44,148                        13.14
      High Yield                                                                          23,181                         9.12

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              61,655                        11.49
      Small Cap                                                                           16,703                        15.11

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        82,128                        10.37
      Foreign Bond                                                                         1,231                        10.97
      Total Return Bond                                                                   57,774                        10.98
      Money Market                                                                       104,093                        10.51

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             64,958                        13.42